UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Global Fixed Income Opportunities Fund Class A - DINAX

Morgan Stanley Global Fixed Income Opportunities Fund Class C - MSIPX

Morgan Stanley Global Fixed Income Opportunities Fund Class I - DINDX

Morgan Stanley Global Fixed Income Opportunities Fund Class IR - MFIRX

Morgan Stanley Global Fixed Income Opportunities Fund Class L - DINCX

Morgan Stanley Global Fixed Income Opportunities Fund Class R6 - MGFOX

Morgan Stanley Global Fixed Income Opportunities Fund

Class A DINAX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.82%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$9,681	$10,000	$10,000
11/14	$9,674	$10,094	$9,963
12/14	$9,639	$10,146	$9,895
1/15	$9,768	$10,335	$9,879
2/15	$9,863	$10,274	$9,799
3/15	$9,823	$10,333	$9,705
4/15	$9,849	$10,275	$9,808
5/15	$9,808	$10,233	$9,633
6/15	$9,697	$10,106	$9,590
7/15	$9,724	$10,206	$9,612
8/15	$9,648	$10,179	$9,623
9/15	$9,518	$10,239	$9,672
10/15	$9,630	$10,272	$9,693
11/15	$9,641	$10,277	$9,532
12/15	$9,515	$10,249	$9,583
1/16	$9,413	$10,399	$9,666
2/16	$9,347	$10,499	$9,881
3/16	$9,567	$10,586	$10,148
4/16	$9,661	$10,604	$10,283
5/16	$9,650	$10,648	$10,145
6/16	$9,710	$10,851	$10,441
7/16	$9,877	$10,916	$10,520
8/16	$9,974	$10,910	$10,469
9/16	$9,998	$10,909	$10,527
10/16	$9,988	$10,803	$10,234
11/16	$9,904	$10,625	$9,828
12/16	$9,996	$10,654	$9,783
1/17	$10,058	$10,615	$9,747
2/17	$10,137	$10,706	$9,830
3/17	$10,181	$10,701	$9,826
4/17	$10,280	$10,774	$9,893
5/17	$10,379	$10,837	$9,950
6/17	$10,422	$10,806	$9,922
7/17	$10,503	$10,842	$9,955
8/17	$10,548	$10,941	$10,046
9/17	$10,591	$10,890	$9,999
10/17	$10,654	$10,936	$10,042
11/17	$10,698	$10,953	$10,057
12/17	$10,723	$10,977	$10,080
1/18	$10,825	$10,899	$10,008
2/18	$10,776	$10,875	$9,985
3/18	$10,801	$10,965	$10,068
4/18	$10,794	$10,924	$10,030
5/18	$10,729	$10,965	$10,068
6/18	$10,721	$10,985	$10,087
7/18	$10,809	$10,988	$10,089
8/18	$10,782	$11,022	$10,120
9/18	$10,831	$10,980	$10,082
10/18	$10,766	$10,958	$10,062
11/18	$10,719	$11,012	$10,111
12/18	$10,718	$11,171	$10,257
1/19	$10,927	$11,289	$10,366
2/19	$10,999	$11,303	$10,378
3/19	$11,110	$11,505	$10,564
4/19	$11,201	$11,512	$10,571
5/19	$11,273	$11,678	$10,723
6/19	$11,486	$11,842	$10,873
7/19	$11,579	$11,935	$10,959
8/19	$11,671	$12,205	$11,207
9/19	$11,638	$12,149	$11,155
10/19	$11,687	$12,128	$11,136
11/19	$11,676	$12,114	$11,123
12/19	$11,754	$12,089	$11,100
1/20	$11,866	$12,307	$11,300
2/20	$11,856	$12,458	$11,439
3/20	$10,831	$12,264	$11,261
4/20	$11,129	$12,462	$11,443
5/20	$11,426	$12,498	$11,475
6/20	$11,724	$12,560	$11,533
7/20	$11,939	$12,697	$11,659
8/20	$11,944	$12,605	$11,574
9/20	$11,968	$12,651	$11,617
10/20	$11,971	$12,652	$11,617
11/20	$12,184	$12,724	$11,684
12/20	$12,306	$12,763	$11,720
1/21	$12,287	$12,695	$11,657
2/21	$12,226	$12,497	$11,475
3/21	$12,186	$12,448	$11,430
4/21	$12,231	$12,481	$11,460
5/21	$12,279	$12,509	$11,486
6/21	$12,306	$12,570	$11,542
7/21	$12,354	$12,726	$11,685
8/21	$12,382	$12,700	$11,662
9/21	$12,323	$12,580	$11,552
10/21	$12,284	$12,548	$11,521
11/21	$12,224	$12,637	$11,604
12/21	$12,273	$12,586	$11,556
1/22	$12,190	$12,388	$11,375
2/22	$12,022	$12,223	$11,224
3/22	$11,900	$11,960	$10,982
4/22	$11,711	$11,638	$10,687
5/22	$11,632	$11,622	$10,672
6/22	$11,355	$11,446	$10,510
7/22	$11,521	$11,738	$10,778
8/22	$11,446	$11,431	$10,496
9/22	$11,192	$11,064	$10,159
10/22	$11,190	$11,026	$10,124
11/22	$11,393	$11,307	$10,382
12/22	$11,386	$11,174	$10,260
1/23	$11,663	$11,431	$10,496
2/23	$11,542	$11,249	$10,329
3/23	$11,685	$11,498	$10,558
4/23	$11,752	$11,557	$10,612
5/23	$11,680	$11,512	$10,570
6/23	$11,725	$11,505	$10,564
7/23	$11,793	$11,509	$10,568
8/23	$11,791	$11,494	$10,554
9/23	$11,720	$11,296	$10,372
10/23	$11,667	$11,216	$10,299
11/23	$11,976	$11,602	$10,653
12/23	$12,334	$11,972	$10,993
1/24	$12,384	$11,949	$10,972
2/24	$12,339	$11,867	$10,896
3/24	$12,464	$11,974	$10,995
4/24	$12,346	$11,781	$10,818
5/24	$12,497	$11,885	$10,913
6/24	$12,600	$11,988	$11,008
7/24	$12,806	$12,220	$11,221
8/24	$12,942	$12,354	$11,344
9/24	$13,103	$12,497	$11,475
10/24	$12,987	$12,328	$11,320

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	11.31%	2.13%	2.98%
Class A with maximum 3.25% front end sales charge	7.77%	1.47%	2.65%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016 to the new benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Collateralized Mortgage Obligations - Agency Collateral Series	0.0%Footnote Reference†
Senior Loan Interests	0.4%
Supranational	0.7%
Investment Companies	2.2%
Commercial Mortgage-Backed Securities	4.1%
Agency Fixed Rate Mortgages	5.2%
Sovereign	7.3%
Asset-Backed Securities	12.0%
Short-Term Investments	13.1%
Mortgages - Other	18.6%
Corporate Bonds	36.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Referencea

AAA
19.2%
AA
1.2%
A
12.1%
BBB
28.3%
BB
8.3%
Not Rated
23.8%
B or Below
7.2%
Cash & Equivalents
-0.2%

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

DINAX -TSR-AR

Morgan Stanley Global Fixed Income Opportunities Fund

Class C MSIPX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.57%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
4/15	$10,000	$10,000	$10,000
5/15	$9,956	$10,000	$10,000
6/15	$9,839	$9,835	$9,778
7/15	$9,862	$9,933	$9,800
8/15	$9,762	$9,906	$9,812
9/15	$9,643	$9,965	$9,862
10/15	$9,752	$9,997	$9,882
11/15	$9,740	$10,002	$9,719
12/15	$9,626	$9,975	$9,770
1/16	$9,501	$10,121	$9,855
2/16	$9,447	$10,218	$10,074
3/16	$9,646	$10,302	$10,347
4/16	$9,755	$10,319	$10,484
5/16	$9,737	$10,363	$10,344
6/16	$9,774	$10,560	$10,646
7/16	$9,938	$10,623	$10,726
8/16	$10,047	$10,618	$10,674
9/16	$10,065	$10,617	$10,733
10/16	$10,048	$10,514	$10,435
11/16	$9,939	$10,340	$10,020
12/16	$10,026	$10,368	$9,974
1/17	$10,101	$10,331	$9,938
2/17	$10,157	$10,419	$10,023
3/17	$10,195	$10,414	$10,018
4/17	$10,289	$10,485	$10,086
5/17	$10,382	$10,546	$10,145
6/17	$10,438	$10,517	$10,117
7/17	$10,513	$10,551	$10,150
8/17	$10,552	$10,647	$10,242
9/17	$10,590	$10,598	$10,195
10/17	$10,627	$10,643	$10,238
11/17	$10,665	$10,659	$10,254
12/17	$10,684	$10,683	$10,277
1/18	$10,779	$10,607	$10,204
2/18	$10,724	$10,583	$10,181
3/18	$10,744	$10,671	$10,265
4/18	$10,749	$10,631	$10,227
5/18	$10,658	$10,671	$10,265
6/18	$10,644	$10,691	$10,284
7/18	$10,725	$10,694	$10,287
8/18	$10,710	$10,726	$10,319
9/18	$10,733	$10,685	$10,279
10/18	$10,662	$10,665	$10,259
11/18	$10,610	$10,717	$10,309
12/18	$10,602	$10,872	$10,458
1/19	$10,803	$10,987	$10,569
2/19	$10,888	$11,000	$10,582
3/19	$10,971	$11,197	$10,771
4/19	$11,055	$11,204	$10,778
5/19	$11,119	$11,365	$10,933
6/19	$11,322	$11,524	$11,086
7/19	$11,406	$11,615	$11,173
8/19	$11,490	$11,878	$11,427
9/19	$11,470	$11,823	$11,374
10/19	$11,491	$11,803	$11,354
11/19	$11,474	$11,789	$11,341
12/19	$11,544	$11,765	$11,317
1/20	$11,648	$11,977	$11,522
2/20	$11,631	$12,124	$11,663
3/20	$10,617	$11,935	$11,481
4/20	$10,903	$12,128	$11,667
5/20	$11,188	$12,163	$11,700
6/20	$11,473	$12,223	$11,758
7/20	$11,677	$12,357	$11,887
8/20	$11,675	$12,267	$11,801
9/20	$11,691	$12,312	$11,844
10/20	$11,686	$12,313	$11,845
11/20	$11,887	$12,383	$11,912
12/20	$11,998	$12,421	$11,949
1/21	$11,972	$12,355	$11,885
2/21	$11,906	$12,163	$11,700
3/21	$11,860	$12,115	$11,654
4/21	$11,897	$12,146	$11,684
5/21	$11,956	$12,173	$11,710
6/21	$11,955	$12,233	$11,768
7/21	$11,995	$12,385	$11,914
8/21	$12,014	$12,360	$11,890
9/21	$11,950	$12,243	$11,778
10/21	$11,905	$12,211	$11,747
11/21	$11,839	$12,298	$11,831
12/21	$11,879	$12,248	$11,783
1/22	$11,792	$12,056	$11,598
2/22	$11,622	$11,896	$11,443
3/22	$11,496	$11,639	$11,197
4/22	$11,306	$11,326	$10,896
5/22	$11,223	$11,311	$10,881
6/22	$10,948	$11,139	$10,716
7/22	$11,123	$11,423	$10,989
8/22	$11,043	$11,125	$10,702
9/22	$10,791	$10,768	$10,358
10/22	$10,760	$10,731	$10,323
11/22	$10,949	$11,004	$10,586
12/22	$10,935	$10,874	$10,461
1/23	$11,217	$11,125	$10,702
2/23	$11,072	$10,947	$10,531
3/23	$11,201	$11,190	$10,765
4/23	$11,282	$11,248	$10,820
5/23	$11,182	$11,203	$10,777
6/23	$11,218	$11,197	$10,771
7/23	$11,299	$11,200	$10,774
8/23	$11,266	$11,186	$10,761
9/23	$11,192	$10,993	$10,575
10/23	$11,134	$10,915	$10,500
11/23	$11,445	$11,291	$10,861
12/23	$11,757	$11,651	$11,208
1/24	$11,796	$11,629	$11,186
2/24	$11,746	$11,549	$11,110
3/24	$11,858	$11,653	$11,210
4/24	$11,761	$11,465	$11,029
5/24	$11,874	$11,567	$11,127
6/24	$11,965	$11,667	$11,223
7/24	$12,177	$11,893	$11,440
8/24	$12,298	$12,023	$11,566
9/24	$12,443	$12,162	$11,700
10/24	$12,325	$11,998	$11,541

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C	10.70%	1.41%	2.22%
Class C with maximum 1% deferred sales charge	9.70%	1.41%	2.22%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	1.93%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.52%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016 to the new benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Collateralized Mortgage Obligations - Agency Collateral Series	0.0%Footnote Reference†
Senior Loan Interests	0.4%
Supranational	0.7%
Investment Companies	2.2%
Commercial Mortgage-Backed Securities	4.1%
Agency Fixed Rate Mortgages	5.2%
Sovereign	7.3%
Asset-Backed Securities	12.0%
Short-Term Investments	13.1%
Mortgages - Other	18.6%
Corporate Bonds	36.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSIPX -TSR-AR

Morgan Stanley Global Fixed Income Opportunities Fund

Class I DINDX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$1,000,000	$1,000,000	$1,000,000
11/14	$999,512	$1,009,390	$996,349
12/14	$996,306	$1,014,616	$989,489
1/15	$1,009,790	$1,033,538	$987,924
2/15	$1,019,804	$1,027,432	$979,924
3/15	$1,015,944	$1,033,319	$970,479
4/15	$1,018,996	$1,027,542	$980,800
5/15	$1,014,978	$1,023,282	$963,264
6/15	$1,003,949	$1,010,633	$959,045
7/15	$1,007,030	$1,020,643	$961,194
8/15	$997,665	$1,017,884	$962,312
9/15	$986,401	$1,023,921	$967,216
10/15	$998,307	$1,027,242	$969,259
11/15	$997,879	$1,027,715	$953,212
12/15	$987,021	$1,024,934	$958,279
1/16	$975,095	$1,039,927	$966,583
2/16	$970,428	$1,049,923	$988,107
3/16	$991,417	$1,058,566	$1,014,808
4/16	$1,003,215	$1,060,364	$1,028,306
5/16	$1,002,278	$1,064,846	$1,014,512
6/16	$1,008,672	$1,085,116	$1,044,137
7/16	$1,026,168	$1,091,599	$1,052,008
8/16	$1,036,378	$1,091,043	$1,046,898
9/16	$1,039,067	$1,090,913	$1,052,662
10/16	$1,038,227	$1,080,335	$1,023,446
11/16	$1,029,844	$1,062,492	$982,783
12/16	$1,039,562	$1,065,404	$978,268
1/17	$1,046,271	$1,061,523	$974,704
2/17	$1,054,720	$1,070,610	$983,048
3/17	$1,059,464	$1,070,116	$982,595
4/17	$1,069,977	$1,077,373	$989,258
5/17	$1,080,447	$1,083,662	$995,032
6/17	$1,085,176	$1,080,629	$992,247
7/17	$1,095,737	$1,084,181	$995,509
8/17	$1,098,673	$1,094,062	$1,004,582
9/17	$1,105,370	$1,089,011	$999,944
10/17	$1,110,196	$1,093,604	$1,004,162
11/17	$1,115,013	$1,095,298	$1,005,717
12/17	$1,117,936	$1,097,747	$1,007,965
1/18	$1,130,685	$1,089,910	$1,000,770
2/18	$1,125,880	$1,087,453	$998,513
3/18	$1,126,867	$1,096,469	$1,006,792
4/18	$1,128,334	$1,092,389	$1,003,046
5/18	$1,119,888	$1,096,470	$1,006,793
6/18	$1,121,229	$1,098,514	$1,008,670
7/18	$1,128,614	$1,098,815	$1,008,946
8/18	$1,128,010	$1,102,192	$1,012,047
9/18	$1,133,407	$1,097,976	$1,008,175
10/18	$1,125,104	$1,095,830	$1,006,206
11/18	$1,122,526	$1,101,192	$1,011,129
12/18	$1,120,641	$1,117,098	$1,025,734
1/19	$1,144,638	$1,128,930	$1,036,598
2/19	$1,152,283	$1,130,287	$1,037,844
3/19	$1,164,054	$1,150,531	$1,056,432
4/19	$1,171,718	$1,151,216	$1,057,062
5/19	$1,181,482	$1,167,781	$1,072,272
6/19	$1,203,790	$1,184,156	$1,087,307
7/19	$1,211,523	$1,193,474	$1,095,863
8/19	$1,223,471	$1,220,540	$1,120,715
9/19	$1,220,317	$1,214,884	$1,115,522
10/19	$1,225,586	$1,212,787	$1,113,597
11/19	$1,224,741	$1,211,364	$1,112,290
12/19	$1,233,158	$1,208,880	$1,110,010
1/20	$1,245,105	$1,230,696	$1,130,041
2/20	$1,244,250	$1,245,759	$1,143,872
3/20	$1,136,129	$1,226,371	$1,126,070
4/20	$1,167,329	$1,246,224	$1,144,299
5/20	$1,200,558	$1,249,756	$1,147,543
6/20	$1,231,713	$1,255,994	$1,153,270
7/20	$1,254,266	$1,269,719	$1,165,872
8/20	$1,255,135	$1,260,518	$1,157,424
9/20	$1,257,859	$1,265,123	$1,161,652
10/20	$1,258,405	$1,265,215	$1,161,737
11/20	$1,283,026	$1,272,434	$1,168,365
12/20	$1,296,015	$1,276,343	$1,171,955
1/21	$1,294,365	$1,269,497	$1,165,669
2/21	$1,286,096	$1,249,750	$1,147,536
3/21	$1,282,229	$1,244,826	$1,143,015
4/21	$1,289,426	$1,248,080	$1,146,003
5/21	$1,294,641	$1,250,866	$1,148,561
6/21	$1,295,531	$1,256,966	$1,154,163
7/21	$1,300,883	$1,272,589	$1,168,508
8/21	$1,304,012	$1,270,039	$1,166,166
9/21	$1,298,187	$1,258,048	$1,155,156
10/21	$1,294,481	$1,254,759	$1,152,136
11/21	$1,290,766	$1,263,709	$1,160,354
12/21	$1,296,193	$1,258,584	$1,155,648
1/22	$1,285,600	$1,238,810	$1,137,492
2/22	$1,268,360	$1,222,332	$1,122,361
3/22	$1,255,882	$1,195,983	$1,098,167
4/22	$1,236,481	$1,163,839	$1,068,652
5/22	$1,228,538	$1,162,238	$1,067,182
6/22	$1,199,888	$1,144,599	$1,050,986
7/22	$1,217,493	$1,173,753	$1,077,756
8/22	$1,209,942	$1,143,112	$1,049,620
9/22	$1,183,714	$1,106,415	$1,015,925
10/22	$1,181,375	$1,102,628	$1,012,448
11/22	$1,202,807	$1,130,726	$1,038,248
12/22	$1,204,758	$1,117,382	$1,025,994
1/23	$1,233,974	$1,143,118	$1,049,626
2/23	$1,221,634	$1,124,885	$1,032,884
3/23	$1,236,813	$1,149,829	$1,055,788
4/23	$1,246,571	$1,155,748	$1,061,223
5/23	$1,236,775	$1,151,199	$1,057,045
6/23	$1,241,693	$1,150,511	$1,056,415
7/23	$1,249,098	$1,150,884	$1,056,757
8/23	$1,249,098	$1,149,438	$1,055,429
9/23	$1,241,945	$1,129,616	$1,037,228
10/23	$1,236,697	$1,121,595	$1,029,863
11/23	$1,271,691	$1,160,159	$1,065,273
12/23	$1,306,955	$1,197,236	$1,099,317
1/24	$1,312,390	$1,194,889	$1,097,163
2/24	$1,307,948	$1,186,690	$1,089,634
3/24	$1,321,333	$1,197,391	$1,099,460
4/24	$1,311,731	$1,178,112	$1,081,758
5/24	$1,327,806	$1,188,537	$1,091,330
6/24	$1,338,785	$1,198,850	$1,100,800
7/24	$1,360,579	$1,222,010	$1,122,066
8/24	$1,375,045	$1,235,394	$1,134,355
9/24	$1,392,200	$1,249,730	$1,147,518
10/24	$1,380,489	$1,232,818	$1,131,990

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	11.63%	2.41%	3.28%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016 to the new benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Collateralized Mortgage Obligations - Agency Collateral Series	0.0%Footnote Reference†
Senior Loan Interests	0.4%
Supranational	0.7%
Investment Companies	2.2%
Commercial Mortgage-Backed Securities	4.1%
Agency Fixed Rate Mortgages	5.2%
Sovereign	7.3%
Asset-Backed Securities	12.0%
Short-Term Investments	13.1%
Mortgages - Other	18.6%
Corporate Bonds	36.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

DINDX -TSR-AR

Morgan Stanley Global Fixed Income Opportunities Fund

Class IR MFIRX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class IR	Bloomberg Global Aggregate (Hedged USD) Index
6/18	$5,000,000	$5,000,000
6/18	$4,988,667	$5,000,000
7/18	$5,030,710	$5,016,613
8/18	$5,019,560	$5,032,031
9/18	$5,043,636	$5,012,781
10/18	$5,015,725	$5,002,986
11/18	$4,995,576	$5,027,464
12/18	$4,996,598	$5,100,084
1/19	$5,094,585	$5,154,103
2/19	$5,128,872	$5,160,297
3/19	$5,181,522	$5,252,720
4/19	$5,225,117	$5,255,849
5/19	$5,259,666	$5,331,478
6/19	$5,359,258	$5,406,235
7/19	$5,403,278	$5,448,776
8/19	$5,447,436	$5,572,345
9/19	$5,443,084	$5,546,524
10/19	$5,467,362	$5,536,949
11/19	$5,463,903	$5,530,454
12/19	$5,501,685	$5,519,115
1/20	$5,555,183	$5,618,714
2/20	$5,551,659	$5,687,483
3/20	$5,070,449	$5,598,967
4/20	$5,209,804	$5,689,607
5/20	$5,348,630	$5,705,733
6/20	$5,487,819	$5,734,208
7/20	$5,588,673	$5,796,870
8/20	$5,602,593	$5,754,864
9/20	$5,615,033	$5,775,887
10/20	$5,608,146	$5,776,308
11/20	$5,718,154	$5,809,266
12/20	$5,776,334	$5,827,114
1/21	$5,769,256	$5,795,858
2/21	$5,742,528	$5,705,702
3/21	$5,715,855	$5,683,223
4/21	$5,748,348	$5,698,079
5/21	$5,772,038	$5,710,798
6/21	$5,786,371	$5,738,650
7/21	$5,810,666	$5,809,973
8/21	$5,815,109	$5,798,333
9/21	$5,799,590	$5,743,590
10/21	$5,773,564	$5,728,571
11/21	$5,757,381	$5,769,434
12/21	$5,781,992	$5,746,035
1/22	$5,735,183	$5,655,757
2/22	$5,658,663	$5,580,527
3/22	$5,603,423	$5,460,231
4/22	$5,517,243	$5,313,479
5/22	$5,482,177	$5,306,169
6/22	$5,354,704	$5,225,641
7/22	$5,433,675	$5,358,742
8/22	$5,400,231	$5,218,849
9/22	$5,283,345	$5,051,311
10/22	$5,273,406	$5,034,022
11/22	$5,379,907	$5,162,304
12/22	$5,378,484	$5,101,379
1/23	$5,509,271	$5,218,878
2/23	$5,454,434	$5,135,636
3/23	$5,522,498	$5,249,515
4/23	$5,566,389	$5,276,542
5/23	$5,523,176	$5,255,769
6/23	$5,545,652	$5,252,632
7/23	$5,579,268	$5,254,333
8/23	$5,579,854	$5,247,731
9/23	$5,548,501	$5,157,233
10/23	$5,525,656	$5,120,616
11/23	$5,682,456	$5,296,678
12/23	$5,840,542	$5,465,951
1/24	$5,876,602	$5,455,237
2/24	$5,845,842	$5,417,805
3/24	$5,917,549	$5,466,660
4/24	$5,863,708	$5,378,643
5/24	$5,936,165	$5,426,236
6/24	$5,985,830	$5,473,320
7/24	$6,083,894	$5,579,059
8/24	$6,149,206	$5,640,164
9/24	$6,238,209	$5,705,612
10/24	$6,174,381	$5,628,403

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	11.74%	2.46%	3.36%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	1.87%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Collateralized Mortgage Obligations - Agency Collateral Series	0.0%Footnote Reference†
Senior Loan Interests	0.4%
Supranational	0.7%
Investment Companies	2.2%
Commercial Mortgage-Backed Securities	4.1%
Agency Fixed Rate Mortgages	5.2%
Sovereign	7.3%
Asset-Backed Securities	12.0%
Short-Term Investments	13.1%
Mortgages - Other	18.6%
Corporate Bonds	36.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MFIRX -TSR-AR

Morgan Stanley Global Fixed Income Opportunities Fund

Class L DINCX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$124	1.18%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$10,000	$10,000	$10,000
11/14	$9,991	$10,094	$9,963
12/14	$9,954	$10,146	$9,895
1/15	$10,085	$10,335	$9,879
2/15	$10,182	$10,274	$9,799
3/15	$10,139	$10,333	$9,705
4/15	$10,165	$10,275	$9,808
5/15	$10,120	$10,233	$9,633
6/15	$10,004	$10,106	$9,590
7/15	$10,030	$10,206	$9,612
8/15	$9,931	$10,179	$9,623
9/15	$9,813	$10,239	$9,672
10/15	$9,927	$10,272	$9,693
11/15	$9,918	$10,277	$9,532
12/15	$9,804	$10,249	$9,583
1/16	$9,698	$10,399	$9,666
2/16	$9,628	$10,499	$9,881
3/16	$9,834	$10,586	$10,148
4/16	$9,948	$10,604	$10,283
5/16	$9,934	$10,648	$10,145
6/16	$9,994	$10,851	$10,441
7/16	$10,165	$10,916	$10,520
8/16	$10,262	$10,910	$10,469
9/16	$10,285	$10,909	$10,527
10/16	$10,272	$10,803	$10,234
11/16	$10,183	$10,625	$9,828
12/16	$10,275	$10,654	$9,783
1/17	$10,337	$10,615	$9,747
2/17	$10,417	$10,706	$9,830
3/17	$10,459	$10,701	$9,826
4/17	$10,559	$10,774	$9,893
5/17	$10,659	$10,837	$9,950
6/17	$10,701	$10,806	$9,922
7/17	$10,782	$10,842	$9,955
8/17	$10,825	$10,941	$10,046
9/17	$10,868	$10,890	$9,999
10/17	$10,930	$10,936	$10,042
11/17	$10,954	$10,953	$10,057
12/17	$10,977	$10,977	$10,080
1/18	$11,099	$10,899	$10,008
2/18	$11,046	$10,875	$9,985
3/18	$11,070	$10,965	$10,068
4/18	$11,060	$10,924	$10,030
5/18	$10,991	$10,965	$10,068
6/18	$10,980	$10,985	$10,087
7/18	$11,069	$10,988	$10,089
8/18	$11,038	$11,022	$10,120
9/18	$11,086	$10,980	$10,082
10/18	$11,019	$10,958	$10,062
11/18	$10,968	$11,012	$10,111
12/18	$10,965	$11,171	$10,257
1/19	$11,177	$11,289	$10,366
2/19	$11,247	$11,303	$10,378
3/19	$11,359	$11,505	$10,564
4/19	$11,429	$11,512	$10,571
5/19	$11,520	$11,678	$10,723
6/19	$11,736	$11,842	$10,873
7/19	$11,807	$11,935	$10,959
8/19	$11,919	$12,205	$11,207
9/19	$11,883	$12,149	$11,155
10/19	$11,928	$12,128	$11,136
11/19	$11,914	$12,114	$11,123
12/19	$11,990	$12,089	$11,100
1/20	$12,102	$12,307	$11,300
2/20	$12,088	$12,458	$11,439
3/20	$11,041	$12,264	$11,261
4/20	$11,322	$12,462	$11,443
5/20	$11,644	$12,498	$11,475
6/20	$11,924	$12,560	$11,533
7/20	$12,141	$12,697	$11,659
8/20	$12,166	$12,605	$11,574
9/20	$12,187	$12,651	$11,617
10/20	$12,165	$12,652	$11,617
11/20	$12,401	$12,724	$11,684
12/20	$12,522	$12,763	$11,720
1/21	$12,500	$12,695	$11,657
2/21	$12,436	$12,497	$11,475
3/21	$12,370	$12,448	$11,430
4/21	$12,435	$12,481	$11,460
5/21	$12,481	$12,509	$11,486
6/21	$12,506	$12,570	$11,542
7/21	$12,552	$12,726	$11,685
8/21	$12,555	$12,700	$11,662
9/21	$12,514	$12,580	$11,552
10/21	$12,470	$12,548	$11,521
11/21	$12,406	$12,637	$11,604
12/21	$12,452	$12,586	$11,556
1/22	$12,342	$12,388	$11,375
2/22	$12,169	$12,223	$11,224
3/22	$12,064	$11,960	$10,982
4/22	$11,870	$11,638	$10,687
5/22	$11,787	$11,622	$10,672
6/22	$11,504	$11,446	$10,510
7/22	$11,670	$11,738	$10,778
8/22	$11,591	$11,431	$10,496
9/22	$11,331	$11,064	$10,159
10/22	$11,302	$11,026	$10,124
11/22	$11,504	$11,307	$10,382
12/22	$11,517	$11,174	$10,260
1/23	$11,794	$11,431	$10,496
2/23	$11,669	$11,249	$10,329
3/23	$11,786	$11,498	$10,558
4/23	$11,874	$11,557	$10,612
5/23	$11,797	$11,512	$10,570
6/23	$11,815	$11,505	$10,564
7/23	$11,904	$11,509	$10,568
8/23	$11,898	$11,494	$10,554
9/23	$11,799	$11,296	$10,372
10/23	$11,764	$11,216	$10,299
11/23	$12,071	$11,602	$10,653
12/23	$12,404	$11,972	$10,993
1/24	$12,474	$11,949	$10,972
2/24	$12,426	$11,867	$10,896
3/24	$12,549	$11,974	$10,995
4/24	$12,426	$11,781	$10,818
5/24	$12,575	$11,885	$10,913
6/24	$12,675	$11,988	$11,008
7/24	$12,879	$12,220	$11,221
8/24	$13,012	$12,354	$11,344
9/24	$13,168	$12,497	$11,475
10/24	$13,047	$12,328	$11,320

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class L	10.91%	1.81%	2.70%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016 to the new benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Collateralized Mortgage Obligations - Agency Collateral Series	0.0%Footnote Reference†
Senior Loan Interests	0.4%
Supranational	0.7%
Investment Companies	2.2%
Commercial Mortgage-Backed Securities	4.1%
Agency Fixed Rate Mortgages	5.2%
Sovereign	7.3%
Asset-Backed Securities	12.0%
Short-Term Investments	13.1%
Mortgages - Other	18.6%
Corporate Bonds	36.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

DINCX -TSR-AR

Morgan Stanley Global Fixed Income Opportunities Fund

Class R6 MGFOX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Global Aggregate Hedged USD Index:

↑ Securitized debt exposure, particularly within non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

↑ Long exposure to investment grade and high yield corporate bonds as spreads tightened across the board.

↑ Long exposure to developed markets rates on the back of global government bonds rallying over the period, particularly within the U.S. and Canada. Higher “risk-free” rates continued to benefit performance.

↓ Emerging markets currency exposure, particularly long exposures to Dominican peso and Mexican peso.

↓ Short duration exposure to the U.K. for the majority of the period as yields marginally fell.

↓ Credit default swap exposure.

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg Global Aggregate (Hedged USD) Index	Global Fixed Income Opportunities Blend Index
10/14	$5,000,000	$5,000,000	$5,000,000
11/14	$4,997,670	$5,046,951	$4,981,747
12/14	$4,981,764	$5,073,079	$4,947,445
1/15	$5,049,263	$5,167,691	$4,939,619
2/15	$5,099,406	$5,137,158	$4,899,621
3/15	$5,080,253	$5,166,595	$4,852,395
4/15	$5,095,664	$5,137,708	$4,903,999
5/15	$5,075,737	$5,116,410	$4,816,320
6/15	$5,020,741	$5,053,166	$4,795,225
7/15	$5,036,285	$5,103,215	$4,805,968
8/15	$4,989,631	$5,089,419	$4,811,561
9/15	$4,933,595	$5,119,605	$4,836,082
10/15	$4,993,482	$5,136,209	$4,846,297
11/15	$5,000,444	$5,138,574	$4,766,060
12/15	$4,937,262	$5,124,669	$4,791,394
1/16	$4,877,722	$5,199,636	$4,832,916
2/16	$4,854,497	$5,249,613	$4,940,533
3/16	$4,959,844	$5,292,830	$5,074,041
4/16	$5,019,206	$5,301,818	$5,141,532
5/16	$5,014,877	$5,324,230	$5,072,558
6/16	$5,047,213	$5,425,581	$5,220,687
7/16	$5,135,101	$5,457,997	$5,260,040
8/16	$5,195,878	$5,455,215	$5,234,491
9/16	$5,200,419	$5,454,563	$5,263,312
10/16	$5,196,600	$5,401,675	$5,117,229
11/16	$5,154,893	$5,312,461	$4,913,913
12/16	$5,203,787	$5,327,018	$4,891,338
1/17	$5,237,623	$5,307,615	$4,873,521
2/17	$5,280,137	$5,353,051	$4,915,241
3/17	$5,304,128	$5,350,581	$4,912,974
4/17	$5,357,010	$5,386,866	$4,946,291
5/17	$5,409,729	$5,418,308	$4,975,161
6/17	$5,443,312	$5,403,144	$4,961,237
7/17	$5,486,870	$5,420,905	$4,977,546
8/17	$5,511,514	$5,470,308	$5,022,908
9/17	$5,535,774	$5,445,056	$4,999,721
10/17	$5,560,075	$5,468,021	$5,020,808
11/17	$5,584,423	$5,476,491	$5,028,586
12/17	$5,599,296	$5,488,733	$5,039,826
1/18	$5,663,373	$5,449,550	$5,003,848
2/18	$5,639,496	$5,437,263	$4,992,566
3/18	$5,654,469	$5,482,343	$5,033,959
4/18	$5,652,281	$5,461,945	$5,015,229
5/18	$5,610,372	$5,482,351	$5,033,966
6/18	$5,617,435	$5,492,569	$5,043,349
7/18	$5,654,835	$5,494,074	$5,044,731
8/18	$5,652,252	$5,510,960	$5,060,235
9/18	$5,679,363	$5,489,878	$5,040,877
10/18	$5,637,900	$5,479,151	$5,031,028
11/18	$5,625,279	$5,505,958	$5,055,643
12/18	$5,616,144	$5,585,490	$5,128,670
1/19	$5,736,769	$5,644,651	$5,182,992
2/19	$5,775,377	$5,651,434	$5,189,220
3/19	$5,834,664	$5,752,654	$5,282,162
4/19	$5,873,372	$5,756,080	$5,285,308
5/19	$5,922,690	$5,838,907	$5,361,360
6/19	$6,034,868	$5,920,780	$5,436,537
7/19	$6,084,438	$5,967,369	$5,479,316
8/19	$6,134,162	$6,102,699	$5,603,577
9/19	$6,129,261	$6,074,420	$5,577,612
10/19	$6,146,032	$6,063,934	$5,567,984
11/19	$6,142,138	$6,056,821	$5,561,452
12/19	$6,184,682	$6,044,402	$5,550,049
1/20	$6,244,926	$6,153,481	$5,650,207
2/20	$6,251,689	$6,228,795	$5,719,361
3/20	$5,699,040	$6,131,855	$5,630,349
4/20	$5,855,968	$6,231,121	$5,721,497
5/20	$6,023,125	$6,248,782	$5,737,713
6/20	$6,179,867	$6,279,968	$5,766,348
7/20	$6,293,439	$6,348,593	$5,829,361
8/20	$6,298,207	$6,302,589	$5,787,120
9/20	$6,323,150	$6,325,613	$5,808,260
10/20	$6,315,395	$6,326,074	$5,808,684
11/20	$6,439,276	$6,362,170	$5,841,827
12/20	$6,504,793	$6,381,716	$5,859,775
1/21	$6,496,823	$6,347,485	$5,828,344
2/21	$6,455,656	$6,248,748	$5,737,682
3/21	$6,436,712	$6,224,130	$5,715,077
4/21	$6,473,302	$6,240,400	$5,730,017
5/21	$6,499,980	$6,254,329	$5,742,807
6/21	$6,504,924	$6,284,832	$5,770,815
7/21	$6,543,480	$6,362,944	$5,842,538
8/21	$6,548,482	$6,350,196	$5,830,832
9/21	$6,531,006	$6,290,242	$5,775,782
10/21	$6,501,698	$6,273,794	$5,760,679
11/21	$6,483,474	$6,318,546	$5,801,772
12/21	$6,511,190	$6,292,920	$5,778,241
1/22	$6,458,477	$6,194,050	$5,687,458
2/22	$6,372,307	$6,111,660	$5,611,806
3/22	$6,310,100	$5,979,915	$5,490,836
4/22	$6,213,051	$5,819,195	$5,343,261
5/22	$6,173,563	$5,811,190	$5,335,910
6/22	$6,030,014	$5,722,997	$5,254,930
7/22	$6,118,944	$5,868,766	$5,388,778
8/22	$6,081,282	$5,715,559	$5,248,100
9/22	$5,949,656	$5,532,075	$5,079,623
10/22	$5,938,463	$5,513,141	$5,062,238
11/22	$6,058,395	$5,653,632	$5,191,239
12/22	$6,056,793	$5,586,908	$5,129,972
1/23	$6,204,074	$5,715,590	$5,248,129
2/23	$6,142,321	$5,624,426	$5,164,421
3/23	$6,218,970	$5,749,143	$5,278,938
4/23	$6,268,395	$5,778,742	$5,306,116
5/23	$6,219,733	$5,755,993	$5,285,227
6/23	$6,245,044	$5,752,557	$5,282,073
7/23	$6,282,899	$5,754,420	$5,283,783
8/23	$6,283,558	$5,747,190	$5,277,144
9/23	$6,248,251	$5,648,078	$5,186,139
10/23	$6,222,525	$5,607,976	$5,149,317
11/23	$6,399,100	$5,800,795	$5,326,366
12/23	$6,577,124	$5,986,179	$5,496,587
1/24	$6,617,731	$5,974,445	$5,485,813
2/24	$6,583,092	$5,933,451	$5,448,172
3/24	$6,663,842	$5,986,955	$5,497,300
4/24	$6,603,211	$5,890,561	$5,408,790
5/24	$6,684,806	$5,942,684	$5,456,650
6/24	$6,740,735	$5,994,249	$5,503,998
7/24	$6,851,165	$6,110,052	$5,610,329
8/24	$6,924,714	$6,176,972	$5,671,777
9/24	$7,024,942	$6,248,650	$5,737,592
10/24	$6,953,065	$6,164,092	$5,659,950

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	11.74%	2.50%	3.35%
Bloomberg Global Aggregate (Hedged USD) Index	9.92%	0.33%	2.12%
Global Fixed Income Opportunities Blend IndexFootnote Reference1	9.92%	0.33%	1.25%
Footnote	Description
Footnote[1]	The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) from the Fund’s inception to December 31, 2016 to the new benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$788,752,575
# of Portfolio Holdings	408
Portfolio Turnover Rate	155%
Total Advisory Fees Paid	$2,482,642

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Collateralized Mortgage Obligations - Agency Collateral Series	0.0%Footnote Reference†
Senior Loan Interests	0.4%
Supranational	0.7%
Investment Companies	2.2%
Commercial Mortgage-Backed Securities	4.1%
Agency Fixed Rate Mortgages	5.2%
Sovereign	7.3%
Asset-Backed Securities	12.0%
Short-Term Investments	13.1%
Mortgages - Other	18.6%
Corporate Bonds	36.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-0.2%
B or Below	7.2%
Not Rated	23.8%
BB	8.3%
BBB	28.3%
A	12.1%
AA	1.2%
AAA	19.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MGFOX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant		Covered Entities(1)
Audit Fees	$80,324		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$372,395	(5)
Total Non-Audit Fees	$—			$372,395

Total	$80,324			$372,395

2023

	Registrant		Covered Entities(1)
Audit Fees	$75,070		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,586,712	(5)
Total Non-Audit Fees	$—			$1,586,712

Total	$75,070			$1,586,712

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley
Global Fixed Income
Opportunities Fund

Annual Financial Statements and Additional Information

October 31, 2024

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents (unaudited)

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (37.9%)
		Australia (1.6%)
		Basic Materials
	$1,856	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.40%	09/29/27	$1,802,676
	1,912	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,786,591
					3,589,267
		Consumer, Non-Cyclical
EUR	1,405	Transurban Finance Co. Pty. Ltd.	4.225	04/26/33	1,591,833
		Finance
	2,630	Australia & New Zealand Banking Group Ltd.	5.101	02/03/33	2,975,306
	$4,000	Westpac Banking Corp.	2.668	11/15/35	3,419,643
					6,394,949
		Industrials
EUR	1,200	Sydney Airport Finance Co. Pty. Ltd.	4.375	05/03/33	1,374,584
		Total Australia			12,950,633
		Brazil (0.3%)
		Industrials
	$2,050	MV24 Capital BV	6.748	06/01/34	1,990,490
		Burkina Faso (0.3%)
		Basic Materials
	2,130	IAMGOLD Corp. (a)(b)	5.75	10/15/28	2,078,769
		Canada (0.4%)
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,285,115
		Utilities
	1,700	Algonquin Power & Utilities Corp. (c)	5.365	06/15/26	1,710,295
		Total Canada			2,995,410
		China (0.2%)
		Communications
EUR	1,600	Prosus NV	2.031	08/03/32	1,499,903
		Colombia (0.3%)
		Energy
	$2,220	Ecopetrol SA	8.875	01/13/33	2,282,191

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Denmark (1.2%)
		Finance
EUR	5,000	Danske Bank AS	1.375%	02/12/30	$5,404,893
DKK	26,317	Realkredit Danmark AS	4.00	10/01/56	3,817,092
		Total Denmark			9,221,985
		France (4.7%)
		Communications
EUR	3,500	Orange SA	5.00	(d)	3,914,676
		Consumer, Cyclical
	1,500	RCI Banque SA	5.50	10/09/34	1,664,747
		Consumer, Non-Cyclical
	1,700	Cerba Healthcare SACA	3.50	05/31/28	1,546,800
		Energy
	6,480	TotalEnergies SE	2.00	(d)	6,295,386
	1,330	TotalEnergies SE	3.25	(d)	1,288,500
					7,583,886
		Finance
	2,200	AXA SA	3.25	05/28/49	2,353,044
	2,000	Banque Federative du Credit Mutuel SA	5.125	01/13/33	2,317,767
	$2,200	BNP Paribas SA (a)	2.819	11/19/25	2,197,423
EUR	3,600	BPCE SA	5.75	06/01/33	4,158,427
	2,000	Credit Agricole SA	2.625	03/17/27	2,152,371
	4,000	Societe Generale SA	1.00	11/24/30	4,225,010
					17,404,042
		Utilities
	2,000	Electricite de France SA	2.625	(d)	2,044,671
	2,400	Engie SA	4.75	(d)	2,686,594
	300	Engie SA	5.125	(d)	336,234
					5,067,499
		Total France			37,181,650
		Germany (2.9%)
		Consumer, Cyclical
	600	Volkswagen International Finance NV	3.875	(d)	632,894
	2,000	Volkswagen International Finance NV	4.625	(d)	2,166,802
	1,700	Volkswagen International Finance NV	7.50	(d)	1,994,971
					4,794,667

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical
EUR	2,580	Bayer AG	4.625%	05/26/33	$2,940,632
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,399,998
		Finance
	300	Allianz SE	2.121	07/08/50	298,786
	1,900	Allianz SE	5.824	07/25/53	2,306,446
	$2,375	Deutsche Bank AG	3.961	11/26/25	2,371,920
EUR	1,000	Deutsche Bank AG	4.50	07/12/35	1,114,419
	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	2,028,025
	2,000	Vonovia SE	0.625	12/14/29	1,895,952
					10,015,548
		Utilities
	2,180	RWE AG	3.625	01/10/32	2,399,430
		Total Germany			22,550,275
		Greece (1.0%)
		Finance
	3,120	National Bank of Greece SA	8.00	01/03/34	3,822,448
	3,310	Piraeus Financial Holdings SA	7.25	04/17/34	3,897,489
		Total Greece			7,719,937
		Hong Kong (0.1%)
		Industrials
	$870	Seaspan Corp. (a)	5.50	08/01/29	828,361
		Italy (1.8%)
		Finance
EUR	3,000	Generali	5.50	10/27/47	3,444,768
	1,990	Intesa Sanpaolo SpA	4.875	05/19/30	2,319,851
	$2,825	Intesa Sanpaolo SpA (a)	7.20	11/28/33	3,118,717
					8,883,336
		Utilities
EUR	4,850	Enel SpA	6.375	(d)	5,654,274
		Total Italy			14,537,610

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Japan (0.2%)
		Consumer, Non-Cyclical
EUR	1,450	JT International Financial Services BV	3.625%	04/11/34	$1,558,872
		Luxembourg (0.3%)
		Finance
	1,000	Blackstone Property Partners Europe Holdings SARL	1.25	04/26/27	1,032,822
	1,550	Logicor Financing SARL	3.25	11/13/28	1,663,833
		Total Luxembourg			2,696,655
		Macau (0.4%)
		Consumer, Cyclical
	$3,138	Las Vegas Sands Corp.	6.00	08/15/29	3,202,713
		Mexico (0.4%)
		Finance
	1,533	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,195,740
	1,500	BBVA Bancomer SA (a)	8.45	06/29/38	1,578,549
		Total Mexico			2,774,289
		Netherlands (1.4%)
		Finance
EUR	4,000	ING Groep NV	1.00	11/13/30	4,240,997
	2,300	NN Group NV	4.50	(d)	2,522,402
					6,763,399
		Industrials
	$1,000	Trivium Packaging Finance BV (a)(b)	8.50	08/15/27	998,112
		Utilities
EUR	1,420	Alliander NV	4.50	(d)	1,596,181
	1,500	TenneT Holding BV	4.625	(d)	1,666,215
					3,262,396
		Total Netherlands			11,023,907
		Panama (0.1%)
		Utilities
	$1,132	AES Panama Generation Holdings SRL	4.375	05/31/30	1,000,617

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Portugal (0.4%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70%	07/20/80	$1,928,311
	1,300	EDP Servicios Financieros Espana SA	3.50	07/16/30	1,430,349
		Total Portugal			3,358,660
		Spain (4.4%)
		Communications
	1,910	Lorca Telecom Bondco SA	4.00	09/18/27	2,077,763
	1,100	Telefonica Emisiones SA	3.698	01/24/32	1,218,927
	1,800	Telefonica Emisiones SA	4.055	01/24/36	2,018,176
	1,800	Telefonica Europe BV	2.502	(d)	1,905,330
					7,220,196
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	2,172,345
		Finance
	1,000	Banco Santander SA	3.125	01/19/27	1,087,708
	$4,400	Banco Santander SA	5.179	11/19/25	4,399,048
EUR	4,500	Banco Santander SA	5.75	08/23/33	5,191,896
	5,000	CaixaBank SA	2.25	04/17/30	5,400,558
					16,079,210
		Utilities
	5,600	Iberdrola Finanzas SA	4.875	(d)	6,274,255
	1,700	Iberdrola International BV	1.45	(d)	1,768,573
	1,000	NorteGas Energia Distribucion SA	0.905	01/22/31	897,275
					8,940,103
		Total Spain			34,411,854
		Sweden (0.6%)
		Consumer, Non-Cyclical
	1,770	Verisure Holding AB	3.25	02/15/27	1,894,926
		Finance
	3,025	Akelius Residential Property Financing BV	1.125	01/11/29	2,946,737
		Total Sweden			4,841,663

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Switzerland (0.9%)
		Consumer, Cyclical
	$1,900	VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)	6.375%	02/01/30	$1,628,452
		Finance
EUR	3,500	UBS Group AG	2.875	04/02/32	3,644,362
	$1,550	UBS Group AG (a)	9.016	11/15/33	1,911,817
					5,556,179
		Total Switzerland			7,184,631
		Turkey (0.6%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)	6.25	09/01/29	2,629,466
	1,920	WE Soda Investments Holding PLC	9.50	10/06/28	1,984,704
		Total Turkey			4,614,170
		United Kingdom (2.3%)
		Communications
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,674,160
	$1,140	Zegona Finance PLC (a)	8.625	07/15/29	1,206,975
					3,881,135
		Energy
EUR	3,700	BP Capital Markets PLC	3.625	(d)	3,957,694
	$2,175	BP Capital Markets PLC	4.875	(d)	2,122,459
					6,080,153
		Finance
	1,400	HSBC Holdings PLC	2.633	11/07/25	1,399,395
EUR	2,100	HSBC Holdings PLC	4.856	05/23/33	2,462,050
	$3,575	NatWest Group PLC	4.964	08/15/30	3,552,076
					7,413,521
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,095,681
		Total United Kingdom			18,470,490
		United States (11.1%)
		Basic Materials
	$2,500	Celanese U.S. Holdings LLC	6.165	07/15/27	2,557,744

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Communications
	$720	Arches Buyer, Inc. (a)	4.25%	06/01/28	$660,996
	2,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a)	4.50	08/15/30	1,787,928
	2,900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	2,177,626
	1,660	Clear Channel Outdoor Holdings, Inc. (a)(b)	7.75	04/15/28	1,479,253
EUR	1,800	Comcast Corp.	3.25	09/26/32	1,939,004
	$715	iHeartCommunications, Inc. (b)	6.375	05/01/26	605,752
	500	McGraw-Hill Education, Inc. (a)	5.75	08/01/28	490,567
	388	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	386,778
					9,527,904
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,695,676
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,245,989
	4,075	Ford Motor Credit Co. LLC	6.798	11/07/28	4,236,042
	2,800	Ford Motor Credit Co. LLC	7.35	03/06/30	2,971,322
	1,025	Las Vegas Sands Corp.	5.90	06/01/27	1,041,518
	600	PetSmart, Inc./PetSmart Finance Corp. (a)	4.75	02/15/28	571,043
	1,044	PetSmart, Inc./PetSmart Finance Corp. (a)	7.75	02/15/29	1,014,425
	450	Tapestry, Inc.	7.00	11/27/26	459,788
	2,250	Warnermedia Holdings, Inc. (b)	4.279	03/15/32	1,972,523
					17,208,326
		Consumer, Non-Cyclical
	980	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(b)	6.00	06/01/29	897,671
	880	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (a)	4.625	06/01/28	824,846
	4,300	Centene Corp.	2.50	03/01/31	3,598,864
	1,900	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.625	07/01/29	1,983,162
	1,720	LifePoint Health, Inc. (a)	9.875	08/15/30	1,883,625
EUR	2,000	Upjohn Finance BV	1.362	06/23/27	2,077,856
	$1,650	WASH Multifamily Acquisition, Inc. (a)	5.75	04/15/26	1,647,643
					12,913,667

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Energy
	$2,000	Occidental Petroleum Corp.	7.50%	05/01/31	$2,214,694
	3,225	ONEOK, Inc.	5.05	11/01/34	3,130,368
					5,345,062
		Finance
	3,080	Ally Financial, Inc.	6.848	01/03/30	3,202,614
EUR	2,270	Bank of America Corp.	2.824	04/27/33	2,351,107
	$1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	1,132,273
	925	Global Atlantic Fin Co. (a)	7.95	10/15/54	962,086
	2,550	KeyBank NA (b)	5.85	11/15/27	2,612,906
	1,375	PNC Financial Services Group, Inc.	6.875	10/20/34	1,528,610
	2,625	U.S. Bancorp	5.678	01/23/35	2,691,701
	3,325	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	3,350,739
					17,832,036
		Industrials
	1,000	Artera Services LLC (a)	8.50	02/15/31	992,030
	200	Boeing Co. (a)	6.259	05/01/27	204,662
	3,825	Boeing Co. (a)	6.298	05/01/29	3,963,415
	1,000	Calderys Financing LLC (a)	11.25	06/01/28	1,069,224
	765	LABL, Inc. (a)	8.25	11/01/29	675,346
EUR	2,240	Standard Industries, Inc.	2.25	11/21/26	2,359,242
	$1,600	Vontier Corp.	1.80	04/01/26	1,528,606
					10,792,525
		Technology
	1,440	AthenaHealth Group, Inc. (a)	6.50	02/15/30	1,362,906
	1,600	Cloud Software Group, Inc. (a)	6.50	03/31/29	1,563,886
	3,600	Concentrix Corp.	6.65	08/02/26	3,665,904
	1,300	McAfee Corp. (a)	7.375	02/15/30	1,254,387
	810	West Technology Group LLC (a)	8.50	04/10/27	682,793
					8,529,876
		Utilities
EUR	1,000	Duke Energy Corp.	3.10	06/15/28	1,082,883
	1,800	Duke Energy Corp.	3.85	06/15/34	1,944,481
					3,027,364
		Total United States			87,734,504
		Total Corporate Bonds (Cost $299,086,637)			298,710,239

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Sovereign (7.6%)
		Angola (0.3%)
	$2,590	Angolan Government International Bond	8.75%		04/14/32	$2,353,663
		Australia (0.5%)
AUD	8,240	Treasury Corp. of Victoria	2.00		09/17/35	3,903,616
		Colombia (0.9%)
COP	21,236,700	Colombian TES, Series B	6.00		04/28/28	4,269,810
	3,234,900	Colombian TES	7.00		03/26/31	620,068
	7,549,300	Colombian TES	13.25		02/09/33	1,925,711
		Total Colombia				6,815,589
		Dominican Republic (0.3%)
DOP	17,150	Dominican Republic International Bond	10.75		06/01/36	301,957
	113,250	Dominican Republic International Bond (a)	13.625		02/03/33	2,269,871
		Total Dominican Republic				2,571,828
		Egypt (0.2%)
	$1,770	Egypt Government International Bond	7.625		05/29/32	1,556,759
		Ghana (0.1%)
	135	Ghana Government International Bond (a)	0.00	(e)	07/03/26 - 01/03/30	111,586
	942	Ghana Government International Bond (a)(c)	5.00		07/03/29 - 07/03/35	720,772
		Total Ghana				832,358
		Greece (0.5%)
EUR	3,350	Hellenic Republic Government Bond	3.375		06/15/34	3,665,042
		Ivory Coast (0.5%)
	4,170	Ivory Coast Government International Bond (a)	4.875		01/30/32	3,979,024
		Mexico (0.4%)
	1,300	Petroleos Mexicanos	2.75		04/21/27	1,306,786
	$1,400	Petroleos Mexicanos	6.50		03/13/27	1,374,830
	800	Petroleos Mexicanos	6.84		01/23/30	739,234
		Total Mexico				3,420,850
		New Zealand (3.2%)
NZD	29,860	New Zealand Government Bond	4.25		05/15/34 - 05/15/36	17,404,197
	12,640	New Zealand Government Bond	4.50		05/15/30	7,707,131
		Total New Zealand				25,111,328

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)				COUPON RATE		MATURITY DATE	VALUE
			Nigeria (0.1%)
	$1,000		Nigeria Government International Bond	7.375%		09/28/33	$847,469
			Peru (0.6%)
PEN	19,610		Peru Government Bond	6.15		08/12/32	5,083,452
			Total Sovereign (Cost $61,246,377)				60,140,978
			Agency Fixed Rate Mortgages (5.4%)
			Federal Home Loan Mortgage Corporation,
	$11,401		Conventional Pools:	6.00		03/01/54 - 07/01/54	11,500,621
	1		Gold Pool:	6.50		10/01/32	544
			Federal National Mortgage Association, Conventional Pools:
	12			6.50		05/01/28 - 01/01/32	11,838
	2			7.00		11/01/32	2,011
			November TBA:
	7,700		(f)	5.00		11/01/54	7,484,039
	11,780		(f)	5.50		11/01/54	11,669,102
	8,420		(f)	6.00		11/01/54	8,475,256
			Government National Mortgage Association, Various Pools:
	3,691			6.00		08/20/53	3,768,573
	—	@		7.50		07/20/25	256
	1			8.00		01/15/30 - 05/15/30	1,349
			Total Agency Fixed Rate Mortgages (Cost $43,090,281)				42,913,589
			Asset-Backed Securities (12.4%)
	613		ABFC Trust 1 Month Term SOFR + 1.16%	5.902	(g)	08/25/33	611,465
	2,649		AMSR Trust (a)	3.867		01/19/39	2,551,386
	500		Apidos CLO XXXV Ltd. 3 Month Term SOFR + 6.01% (a)	10.629	(g)	04/20/34	502,091
	1,500		Barings CLO Ltd., Class D2R 3 Month Term SOFR + 4.60% (a)	9.256	(g)	07/15/37	1,502,883
	1,500		Battalion CLO XXV Ltd., Class D 3 Month Term SOFR + 4.35% (a)	8.967	(g)	03/13/37	1,535,608
	1,210		Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)	5.832	(g)	02/28/40	1,124,217
	1,000		Benefit Street Partners CLO XV Ltd., Class D2R 3 Month Term SOFR + 4.50% (a)	9.156	(g)	07/15/37	1,010,471

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,266	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213%		12/16/41	$1,263,375
750	Brookhaven Park CLO Ltd., Class D 3 Month Term SOFR + 3.60% (a)	8.217	(g)	04/19/37	764,155
1,500	Bryant Park Funding Ltd., Class D 3 Month Term SOFR + 4.30% (a)	8.956	(g)	04/15/37	1,504,501
319	Business Loan Express Business Loan Trust 1 Month Term SOFR + 0.51% (a)	5.274	(g)	10/20/40	285,306
914	Cascade MH Asset Trust (a)	4.00	(g)	11/25/44	854,631
469	Chase Funding Loan Acquisition Trust	5.50		08/25/34	445,164
188	Citigroup Mortgage Loan Trust, Inc. 1 Month Term SOFR + 3.11% (a)	7.852	(g)	07/25/44	249,013
	Conn's Receivables Funding LLC
1,507	(a)	0.00		12/15/26	1,433,616
2,805	(a)	10.00		01/17/28	2,752,520
1,500	Countrywide Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%	3.798	(g)	03/25/35	1,304,196
1,461	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	986,432
1,500	Elmwood CLO 32 Ltd., Class D1 3 Month Term SOFR + 2.85% (a)	7.647	(g)	10/18/37	1,507,147
1,000	Elmwood CLO VIII Ltd., Class DR 3 Month Term SOFR + 3.80% (a)	8.417	(g)	04/20/37	1,022,325
1,500	Empower CLO Ltd., Class D1 3 Month Term SOFR + 3.75% (a)	8.376	(g)	04/25/37	1,504,635
6,000	Finance of America HECM Buyout (a)	6.00	(g)	10/01/34	5,353,726
2,893	FirstKey Homes Trust, Class F3 (a)	3.686		08/17/38	2,718,177
	FMC GMSR Issuer Trust, Class A
4,000	(a)	3.62	(g)	07/25/26	3,681,559
1,600	(a)	4.44	(g)	10/25/26	1,444,212
2,000	(a)	4.45	(g)	01/25/26	1,912,868
4,000	(a)	7.17		04/25/27	3,855,363
2,669	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	1,904,298
1,000	Galaxy 33 CLO Ltd., Class D1 3 Month Term SOFR + 3.55% (a)	8.167	(g)	04/20/37	1,010,865
1,500	Golub Capital Partners CLO 72 B Ltd., Class D 3 Month Term SOFR + 4.00% (a)	8.626	(g)	04/25/37	1,532,664
	GSAA Home Equity Trust
324		6.502		11/25/36	124,772
42	1 Month Term SOFR + 1.99%	6.727	(g)	12/25/34	43,013

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,610	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (a)	8.219	(g)%	10/25/50	$1,611,180
	1,500	Harvest U.S. CLO Ltd., Class D1 3 Month Term SOFR + 3.25% (a)	8.059	(g)	10/15/37	1,513,881
EUR	742	Hestia Financing 3 Month EURIBOR + 2.50% (Cyprus)	5.719	(g)	12/31/46	767,109
	$2,490	Horizon Aircraft Finance IV Ltd., Class A (a)	5.375		09/15/49	2,429,393
	205	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	192,849
	500	KKR CLO 16 Ltd. 3 Month Term SOFR + 7.37% (a)	11.989	(g)	10/20/34	496,905
	1,034	LoanMe Trust Prime (a)	5.00		09/15/34	1,000,740
	1,500	Madison Park Funding LV Ltd., Class D1R 3 Month Term SOFR + 3.15% (a)	7.782	(g)	07/18/37	1,515,273
		Magnetite XXII Ltd., Class DRR
	1,000	3 Month Term SOFR + 2.90% (a)	7.556	(g)	07/15/36	1,001,530
	1,000	3 Month Term SOFR + 4.15% (a)	8.806	(g)	07/15/36	1,001,025
	878	METAL LLC (a)	4.581		10/15/42	561,633
	1,810	Mortgage Subordinate Trust, Class A (a)	0.00	(g)	12/29/31	1,458,786
	1,835	New Residential Mortgage LLC, Class A (a)	5.437		06/25/25	1,827,136
	612	Newtek Small Business Loan Trust Daily U.S. Prime Rate + 0.10% (a)	8.10	(g)	12/25/48	596,733
		NRZ Excess Spread-Collateralized Notes, Class A
	624	(a)	2.981		03/25/26	603,044
	1,096	(a)	3.104		07/25/26	1,054,788
	1,250	Oaktree CLO Ltd., Class D2RR 3 Month Term SOFR + 4.70% (a)	9.317	(g)	07/20/37	1,254,013
	2,828	Oakwood Mortgage Investors, Inc., Class A4	7.405	(g)	06/15/31	263,514
		OCP CLO Ltd., Class DR
	1,000	3 Month Term SOFR + 3.35% (a)	7.997	(g)	07/16/35	1,007,735
	1,500	3 Month Term SOFR + 3.75% (a)	8.376	(g)	04/23/37	1,523,026
	1,000	3 Month Term SOFR + 4.40% (a)	9.017	(g)	10/20/37	1,001,140
	1,500	Palmer Square CLO Ltd., Class CR 3 Month Term SOFR + 3.90% (a)	8.532	(g)	04/18/37	1,534,726
	3,000	PMT FMSR Issuer Trust 1 Month Term SOFR + 3.11% (a)	7.852	(g)	03/25/26	3,012,360
	4,000	PNMAC GMSR Issuer Trust, Class A 1 Month Term SOFR + 3.20% (a)	7.938	(g)	03/25/29	4,057,089
	2,500	Progress Residential Trust, Class F (a)	4.053		11/17/40	2,255,144
	3,111	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,649,550

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	ReadyCap Lending Small Business Loan Trust
$164	Daily U.S. Prime Rate - 0.50% (a)	7.50	(g)%	12/27/44	$163,658
2,404	Daily U.S. Prime Rate + 0.07% (a)	8.07	(g)	04/25/48	2,469,995
1,798	Shenton Aircraft Investment Ltd. (a)	4.75		10/15/42	1,710,156
2,000	STAR Trust, Class D 1 Month Term SOFR + 2.55% (a)	7.354	(g)	05/17/39	1,991,329
839	Start II Ltd. (Bermuda) (a)	4.089		03/15/44	810,300
1,163	Start Ltd. (a)	4.089		05/15/43	1,111,650
1,000	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	11.168	(g)	01/15/34	1,006,635
	Trinitas CLO VI Ltd.
1,000	3 Month Term SOFR + 4.01% (a)	8.638	(g)	01/25/34	1,001,573
1,000	3 Month Term SOFR + 7.08% (a)	11.704	(g)	01/25/34	955,916
50	VCAT LLC (a)	4.743		05/25/51	49,717
2,500	VINE Trust (a)	4.75		12/17/40	2,280,958
	Total Asset-Backed Securities (Cost $100,082,167)				98,038,843
	Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)‡
	Federal National Mortgage Association,
	IO REMIC
178		0.377	(g)	03/25/44	9,926
384		1.276	(g)	10/25/39	22,964
39	6.44% - SOFR30A	1.579	(h)	08/25/41	775
516	Government National Mortgage Association, IO 6.14% - 1 Month Term SOFR	1.376	(h)	12/20/42	52,834
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $0)				86,499
	Commercial Mortgage-Backed Securities (4.3%)
2,867	Bayview Commercial Asset Trust, Class A4A 1 Month Term SOFR + 1.61% (a)	6.352	(g)	12/25/37	2,538,528
1,790	BPR Trust, Class A 1 Month Term SOFR + 1.86% (a)	6.669	(g)	06/15/38	1,784,619
900	Citigroup Commercial Mortgage Trust (a)	3.503	(g)	12/10/41	734,772
	Commercial Mortgage Trust
1,500	(a)	3.40	(g)	08/15/57	1,514,680
22	(a)	4.679	(g)	07/15/47	20,567
1,699	COOF Securitization Trust, IO (a)	2.414	(g)	10/25/40	92,291
2,418	COOF Securitization Trust II, IO (a)	2.60	(g)	08/25/41	128,637

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Credit Suisse Mortgage Trust, Class A
	$2,447	1 Month Term SOFR + 3.57% (a)	8.378	(g)%	05/09/25	$2,397,560
	3,849	1 Month Term SOFR + 3.83% (a)	8.633	(g)	08/15/26	3,538,428
		Federal Home Loan Mortgage Corporation,
		IO
	7,000		2.628	(g)	01/25/49	938,759
	6,430		3.068	(g)	11/25/36	1,574,024
	9,926		4.334	(g)	11/25/55	2,634,000
	189	FREMF Mortgage Trust SOFR30A + 5.36% (a)	10.528	(g)	07/25/26	122,951
		Harvest Commercial Capital Loan Trust, Class A
	2,991		6.164		10/25/56	2,982,176
	2,500	(a)	5.964	(g)	04/25/52	2,227,083
	136	JPMBB Commercial Mortgage Securities Trust (a)	4.054	(g)	09/15/47	118,149
		KGS-Alpha SBA COOF Trust,
		IO
	202	(a)	2.863	(g)	04/25/40	8,361
	380	(a)	3.11	(g)	07/25/41	23,013
	1,500	MFT Mortgage Trust (a)	3.283	(g)	08/10/40	1,078,406
	1,500	MKT 2020-525M Mortgage Trust (a)	2.941	(g)	02/12/40	800,882
	2,000	Natixis Commercial Mortgage Securities Trust (a)	4.135	(g)	05/15/39	1,741,326
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477	(g)	09/15/39	2,480,852
	691	Sutherland Commercial Mortgage Trust (a)	2.23	(g)	12/25/41	591,899
EUR	320	Taurus 2018-1 IT SRL 3 Month EURIBOR + 2.78% (Italy)	6.322	(g)	05/18/32	348,572
		Velocity Commercial Capital Loan Trust
	$647	(a)	6.90		05/25/47	645,502
	2,115	(a)	6.58	(g)	04/25/54	2,128,916
	900	Wells Fargo Commercial Mortgage Trust (a)	4.494	(g)	04/15/50	802,800
		Total Commercial Mortgage-Backed Securities (Cost $35,679,307)				33,997,753
		Mortgages - Other (19.4%)
	2,500	ATLX Trust, Class M1 (a)	4.275	(g)	04/25/64	2,317,465
	70	Banc of America Alternative Loan Trust 1 Month Term SOFR + 0.76%	5.502	(g)	07/25/46	54,768
		Banc of America Funding Trust
	5		5.25		07/25/37	5,048
	330		5.50		09/25/35	310,657
	41		6.00		07/25/37	35,574

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	8.48	(g)%	12/30/63	$1,035,440
	$61	BCAP LLC Trust (a)	4.559	(g)	03/26/37	56,841
	43	Bear Stearns ARM Trust	4.206	(g)	05/25/47	36,445
	22	Bear Stearns Asset Backed Securities Trust	5.295	(g)	07/25/36	22,157
	4,000	Boston Lending Trust (a)	3.25	(g)	05/25/62	3,276,184
		Brean Asset Backed Securities Trust
	3,117	(a)	1.40	(g)	10/25/63	2,781,021
	5,219	(a)	4.00		09/25/63	4,660,945
	2,678	(a)	4.50	(g)	03/25/78	2,541,400
		Cascade Funding Mortgage Trust, Class M1
	2,387	(a)	2.00	(g)	09/25/50	2,280,322
	1,055	(a)	2.00	(g)	02/25/52	893,676
	2,000	(a)	3.00	(g)	05/25/34	1,563,895
	4,000	(a)	3.00	(g)	06/25/34	3,073,643
	4,500	(a)	3.25	(g)	11/25/35	4,323,267
	5,500	(a)	3.75	(g)	04/25/25	5,205,026
	5,500	(a)	4.25	(g)	04/25/33	4,821,519
		Champs Trust, Class A
	3,496	(a)	8.39	(g)	07/25/59	3,611,609
	2,954	(a)	14.782	(g)	11/25/59	3,062,275
	53	ChaseFlex Trust	6.50		02/25/35	36,766
		CHL Mortgage Pass-Through Trust
	234		5.329	(g)	09/25/34	216,254
	68		5.50		05/25/34	67,676
	649		6.00		12/25/36	375,533
	1,401	CIM Trust (a)	5.569		07/25/55	1,397,345
	54	Citigroup Mortgage Loan Trust, Inc.	5.167	(g)	11/25/36	47,358
		Countrywide Alternative Loan Trust
	32		4.454	(g)	08/25/35	29,484
	42		4.487	(g)	05/25/36	37,332
	102		4.506	(g)	10/25/35	102,142
	75	1 Month Term SOFR + 0.47%	5.212	(g)	05/25/47	68,513
	154	1 Month Term SOFR + 0.61%	5.352	(g)	10/25/35	94,987
	17		5.50		02/25/36	8,490
	343		6.00		04/25/36	173,301
		Countrywide Reperforming Loan REMIC Trust,
		REMIC
	95	(a)	6.50		03/25/35	100,365
	79	(a)	7.50		11/25/34	67,315

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$6,511	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.368	(g)%	03/25/45	$7,116,881
		CSFB Mortgage-Backed Pass-Through Certificates
	171		6.50		12/25/33	172,291
	209		7.50		10/25/32	208,857
	1,653	CSMC Mortgage-Backed Trust	6.50		05/25/36	472,203
	2,836	Ellington Financial Mortgage Trust, Class A1A (a)	4.50	(g)	03/25/54	2,550,497
EUR	101	EMF-NL Prime BV 3 Month EURIBOR + 0.80% (Netherlands)	4.015	(g)	04/17/41	107,371
	621	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	3.857	(g)	08/02/50	646,495
	$2,882	Finance of America Structured Securities Trust, Class A1 (a)	3.50		04/25/74	2,735,361
	2,305	GITSIT Mortgage Loan Trust, Class A1 (a)	7.466		06/25/54	2,333,283
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	8.099	(g)	06/18/38	1,742,042
		GSR Mortgage Loan Trust
	$76		4.29	(g)	03/25/37	41,555
	10		4.49	(g)	05/25/35	7,531
	252		5.169	(g)	12/25/34	237,021
	838	PAC	5.50		03/25/35	731,663
	187	HarborView Mortgage Loan Trust	6.042	(g)	05/19/33	177,687
	2,469	Headlands Residential 2021-RPL1 LLC (a)	2.487	(g)	09/25/26	2,417,874
EUR	545	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	3.595	(g)	03/22/44	529,906
	$8	Impac CMB Trust 1 Month Term SOFR + 0.89%	5.632	(g)	10/25/35	9,524
	2,564	Imperial Fund Mortgage Trust, Class A1 (a)	7.369		11/25/67	2,600,194
	112	JP Morgan Alternative Loan Trust	6.00		12/25/35	76,901
	3,316	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35		07/13/52	2,965,502
EUR	720	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	3.821	(g)	09/16/48	702,161
	$338	Lehman Mortgage Trust	6.50		09/25/37	113,077
	2,200	LHOME Mortgage Trust, Class A1 (a)	8.00		08/25/28	2,244,976
		Ludgate Funding PLC
EUR	794	3 Month EURIBOR + 0.85% (United Kingdom)	4.176	(g)	01/01/61	816,603
	454	3 Month EURIBOR + 1.10% (United Kingdom)	4.426	(g)	01/01/61	457,818

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Mansard Mortgages PLC
GBP	348	3 Month GBP SONIA + 1.22% (United Kingdom)	6.20	(g)%	10/15/48	$424,770
	266	3 Month GBP SONIA + 2.12% (United Kingdom)	7.099	(g)	12/15/49	342,108
	569	3 Month GBP SONIA + 3.12% (United Kingdom)	8.099	(g)	12/15/49	736,893
	$443	MASTR Alternative Loan Trust	6.00		05/25/33	424,445
	25	MASTR Asset Securitization Trust 1 Month Term SOFR + 6.00%	6.00	(g)	06/25/36	16,317
	1,016	Merrill Lynch Mortgage Investors Trust, IO (a)	0.00	(g)	02/25/36	10
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	8.299	(g)	03/13/46	2,581,981
	$61	MortgageIT Trust 1 Month Term SOFR + 1.01%	5.752	(g)	10/25/35	60,303
GBP	567	Newgate Funding PLC 3 Month GBP LIBOR + 3.12% (United Kingdom)	8.099	(g)	12/15/50	716,819
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$1,960		5.755	(g)	06/25/36	547,167
	96		7.908	(g)	06/25/36	79,808
	1,630	NYMT Loan Trust, Class A1 (a)	7.154		02/25/29	1,650,452
		Ocwen Loan Investment Trust, Class M1
	3,000	(a)	3.00	(g)	06/25/36	2,840,243
	1,400	(a)	3.00		02/25/37	1,228,198
	1,500	Onity Loan Investment Trust (a)	5.00	(g)	08/25/37	1,230,980
	1,292	PMC PLS ESR Issuer LLC (a)	5.114		02/25/27	1,281,825
		PRET LLC, Class A1
	2,473	(a)	4.843		09/25/51	2,449,639
	2,581	(a)	7.021		02/25/54	2,588,097
	1,784	(a)	8.112		11/25/53	1,796,660
		PRKCM Trust, Class A1
	1,340	(a)	6.598		02/25/58	1,354,490
	1,702	(a)	7.225		11/25/58	1,733,260
	1,555	PRPM LLC (a)	4.00		05/25/54	1,331,519
		Residential Accredit Loans, Inc. Trust
	49		6.00		04/25/36	35,894
	28		6.00		01/25/37	22,272
	213	RFMSI Trust	6.00		07/25/36	186,838
	1,106	RiverView HECM Trust 1 Month Term SOFR + 0.38%	5.122	(g)	05/25/47	974,352
GBP	414	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	5.569	(g)	06/12/44	518,414

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63	(g)%	10/25/50	$3,093,601
	1,200	(a)	3.69	(g)	11/25/31	1,120,172
	4,000	(a)	4.50	(g)	04/25/32	3,255,444
	8,858	(a)	6.00		10/25/50	6,232,027
	4,382	(a)	6.00	(g)	11/25/31	3,849,980
		RMF Proprietary Issuance Trust, Class A1
	2,690	(a)	3.00	(g)	01/25/62	2,364,696
	2,603	(a)	3.25	(g)	04/26/60	2,131,501
	1,000	(a)	4.00	(g)	08/25/62	924,999
		Saluda Grade Alternative Mortgage Trust, Class A1
	2,000	(a)	7.50		02/25/30	2,017,831
	4,000	(a)	7.762		04/25/30	4,068,160
		Seasoned Credit Risk Transfer Trust, Class M
	1,031	(a)	3.75	(g)	09/25/55	936,020
	3,250	(a)	4.25	(g)	08/25/59	3,050,560
	2,500	(a)	4.25	(g)	05/25/60	2,348,269
	3,307	(a)	4.50	(g)	02/25/59	3,080,708
	2,883		4.75	(g)	10/25/58	2,772,273
	139	Sequoia Mortgage Trust 1 Month Term SOFR + 0.73%	5.494	(g)	07/20/33	130,341
	521	Stanwich Mortgage Loan Co. LLC (a)	6.235		10/16/26	522,485
	43	STARM Mortgage Loan Trust	5.033	(g)	10/25/37	37,617
		Structured Adjustable Rate Mortgage Loan Trust
	262		4.76	(g)	11/25/34	232,120
	258		6.193	(g)	02/25/35	253,756
	344	Structured Asset Mortgage Investments II Trust	3.941	(g)	04/19/35	305,177
	1,000	Structured Asset Securities Corp., IO (a)	0.00	(g)	07/25/35	14,081
EUR	1,770	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	3.535	(g)	12/28/50	1,689,017
	$200	Wells Fargo Alternative Loan Trust	7.792	(g)	07/25/37	200,183
		Total Mortgages - Other (Cost $152,435,369)				152,792,084
		Senior Loan Interests (0.4%)
	3,375	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (i) (acquired 12/07/2021) (Cost 3,375,000)	12.882	(g)	12/15/26	3,375,000
See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Supranational (0.7%)
	$1,800	African Export-Import Bank (a)	3.798%	05/17/31	$1,592,856
		Banque Ouest Africaine de Developpement
EUR	1,970		2.75	01/22/33	1,789,310
	$2,140	(a)	4.70	10/22/31	1,953,085
		Total Supranational (Cost $5,429,089)			5,335,251
NUMBER OF SHARES (000)
		Investment Company (2.3%)
	356	Eaton Vance Floating-Rate ETF (See Note 7) (b) (Cost $18,060,810)			17,889,000
PRINCIPAL AMOUNT (000)
		Short-Term Investments (15.1%)
		U.S. Treasury Securities (8.3%)
		U.S. Treasury Bill
	$6,232	(j)	4.42	11/12/24	6,223,525
	7,000	(j)(k)	4.535	01/16/25	6,934,209
	6,000	(j)(k)	4.547	01/16/25	5,943,608
	12,145	(j)	4.592	01/02/25	12,050,755
	5,500	(j)	4.611	01/30/25	5,439,031
	2,250	(j)(k)	4.879	01/16/25	2,228,853
	18,000	(j)	5.185	01/09/25	17,846,130
	8,750	(j)(k)	5.19	01/16/25	8,667,761
		Total U.S. Treasury Securities (Cost $65,265,599)			65,333,872
NUMBER OF SHARES (000)
		Investment Company (5.4%)
	42,216	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.78% (See Note 7) (Cost $42,215,977)			42,215,977

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

NUMBER OF SHARES (000)			VALUE
	Securities Held as Collateral on Loaned Securities (1.4%)
	Investment Company (1.4%)
11,314	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.78% (See Note 7) (Cost $11,313,800)		$11,313,800
	Total Short-Term Investments (Cost $118,795,376)		118,863,649
	Total Investments (Cost $837,280,413) including $11,243,189 of Securities Loaned (l)(m)	105.5%	832,142,885
	Liabilities in Excess of Other Assets	(5.5)	(43,390,310)
	Net Assets	100.0%	$788,752,575

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  ARM  Adjustable Rate Mortgages.

  CLO  Collateralized Loan Obligation.

  CR  Custodial Receipts.

  DAC  Designated Activity Company.

  ETF  Exchange Traded Fund.

  EURIBOR  Euro Interbank Offered Rate.

  HECM  Home Equity Conversion Mortgage.

  IO  Interest Only Security.

  LIBOR  London Interbank Offered Rate.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SOFR  Secured Overnight Financing Rate.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  SONIA  Sterling Overnight Index Average.

  TBA  To Be Announced.

  @  Value is less than $500.

  ‡  Amount is less than 0.05%.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  All or a portion of this security was on loan at October 31, 2024.

  (c)  Multi-step - Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of October 31, 2024. Maturity date disclosed is the ultimate maturity date.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of October 31, 2024.

  (e)  Capital appreciation bond.

  (f)  Security is subject to delayed delivery.

  (g)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (h)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2024.

  (i)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at October 31, 2024 amounts to approximately $3,375,000 and represents 0.4% of net assets.

  (j)  Rate shown is the yield to maturity at October 31, 2024.

  (k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (l)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (m)  At October 31, 2024, the aggregate cost for federal income tax purposes is $794,213,777. The aggregate gross unrealized appreciation is $20,508,724 and the aggregate gross unrealized depreciation is $28,749,830, resulting in net unrealized depreciation of $8,241,106.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at October 31, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia & New Zealand Banking Group Ltd.	NZD	30,679,750		$18,608,342	1/17/25	$256,468
Bank of America NA	HUF	2,147,134,054		$5,805,929	1/17/25	106,651
Bank of America NA	HUF	50,198,701		$134,020	1/17/25	774
Barclays Bank PLC	EUR	1,460,000		$1,596,661	1/17/25	3,421
Barclays Bank PLC	GBP	26,228		$34,137	1/17/25	324
Barclays Bank PLC	PLN	31,827,434	EUR	7,286,000	1/17/25	20,396
BNP Paribas SA	AUD	5,991,408		$3,984,315	1/17/25	38,943
BNP Paribas SA	EUR	7,286,000	PLN	31,558,325	1/17/25	(87,450)
BNP Paribas SA	PLN	79,418		$19,961	1/17/25	172
BNP Paribas SA		$1,989,910	AUD	3,021,000	1/17/25	(567)
BNP Paribas SA		$1,803,841	COP	7,862,940,794	1/17/25	(43,773)
BNP Paribas SA		$42,269	CZK	979,967	1/17/25	(79)
BNP Paribas SA		$2,591,086	HUF	958,143,616	1/17/25	(47,823)
BNP Paribas SA		$520,769	HUF	192,451,158	1/17/25	(9,933)
BNP Paribas SA		$976,293	HUF	363,803,161	1/17/25	(10,626)
Citibank NA	EUR	159,374,706		$173,978,577	1/17/25	59,277
Citibank NA	GBP	9,263,412		$12,044,227	1/17/25	101,869
Citibank NA	NZD	13,100,000		$7,880,960	1/17/25	44,861
Citibank NA		$1,508,314	PEN	5,669,000	1/17/25	(6,929)
Credit Agricole CIB		$864,501	EUR	799,636	1/17/25	8,110
Goldman Sachs International	PEN	30,047,147		$7,969,220	1/17/25	11,496
HSBC Bank PLC	EUR	310,000		$337,804	1/17/25	(487)
HSBC Bank PLC	EUR	1,690,000		$1,844,468	1/17/25	237
HSBC Bank PLC		$12,099	DKK	82,749	1/17/25	16
JPMorgan Chase Bank NA	CZK	184,571,866	EUR	7,286,000	1/17/25	4,706

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	EUR	7,286,000	CZK	183,746,363	1/17/25	$(40,245)
Royal Bank of Canada	CAD	21,938,000		$15,977,847	1/17/25	179,410
Royal Bank of Canada	CAD	3,858,000		$2,783,272	1/17/25	4,971
Royal Bank of Canada	COP	38,423,370,649		$8,944,716	1/17/25	343,897
Royal Bank of Canada	DKK	26,267,072		$3,852,779	1/17/25	7,088
Royal Bank of Canada	EUR	1,260,000		$1,366,144	1/17/25	(8,844)
Standard Chartered Bank		$6,099,346	EUR	5,600,000	1/17/25	11,712
State Street Bank and Trust Co.	EUR	1,800,000		$1,961,199	1/17/25	(3,069)
State Street Bank and Trust Co.	EUR	750,000		$816,790	1/17/25	(1,656)
State Street Bank and Trust Co.	EUR	1,710,000		$1,856,893	1/17/25	(9,163)
UBS AG	EUR	2,800,000		$3,037,524	1/17/25	(18,005)
UBS AG	EUR	2,970,000		$3,230,089	1/17/25	(10,954)
UBS AG		$1,838,314	HUF	682,934,820	1/17/25	(25,555)
Westpac Banking Corp.		$15,636,316	AUD	23,402,614	1/17/25	(225,579)
						$654,062

Futures Contracts:

The Fund had the following futures contracts open at October 31, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Canada 10 yr. Bond Index (Canada)	127	Dec-24	CAD	12,700	$11,127,037	$(289,508)
German Euro-Bobl Index (Germany)	161	Dec-24	EUR	16,100	20,691,341	(226,492)
German Euro-Bund Index (Germany)	78	Dec-24	EUR	7,800	11,182,504	(173,789)
Long Gilt Index (United Kingdom)	25	Dec-24	GBP	2,500	3,031,499	(108,265)
U.S. Treasury 5 yr. Note (United States)	1,083	Dec-24		$108,300	116,134,828	(3,056,162)
U.S. Treasury 10 yr. Note (United States)	167	Dec-24		16,700	18,448,281	(664,297)
U.S. Treasury 10 yr. Ultra Note (United States)	222	Dec-24		22,200	25,252,500	(419,009)
Short:
U.S. Treasury Ultra Long Bond (United States)	172	Dec-24		(17,200)	(21,607,500)	1,377,393
SFE 3 yr. Australian Bond Index (Australia)	195	Dec-24	AUD	(19,500)	(13,548,063)	37,205
SFE 10 yr. Australian Bond Index (Australia)	66	Dec-24	AUD	(6,600)	(4,857,924)	32,251
						$(3,490,673)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at October 31, 2024:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)		VALUE	UPFRONT PAYMENT PAID	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC	6 Month EURIBOR	Receive	2.820%	Annual/ Semi-Annual	7/5/34	EUR	21,160	$(710,450)	$—	$(710,450)
Morgan Stanley & Co. LLC	TONAR	Receive	0.680	Annual/ Annual	10/22/29	JPY	2,762,000	(27,031)	—	(27,031)
Morgan Stanley & Co. LLC	TONAR	Receive	0.660	Annual/ Annual	10/21/29		2,252,500	(7,348)	—	(7,348)
Morgan Stanley & Co. LLC	TONAR	Receive	0.660	Annual/ Annual	10/21/29		2,252,500	(8,625)	—	(8,625)
								$(753,454)	$—	$(753,454)

EURIBOR  Euro Interbank Offered Rate.

SFE  Sydney Futures Exchange.

TONAR  Tokyo Overnight Average Rate.

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

DOP  —  Dominican Peso

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ◼  October 31, 2024 continued

Portfolio Composition*(unaudited)

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Corporate Bonds	36.4%
Mortgages - Other	18.6
Short-Term Investments	13.1
Asset-Backed Securities	12.0
Sovereign	7.3
Agency Fixed Rate Mortgages	5.2
Commercial Mortgage-Backed Securities	4.1
Investment Company	2.2
Supranational	0.7
Senior Loan Interests	0.4
Collateralized Mortgage Obligations - Agency Collateral Series	0.0	**
Total	100	%***

  *  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of October 31, 2024.

  **  Amount is less than 0.05%.

  ***  Does not include open futures contracts with a value of $245,881,477 and net unrealized depreciation of $3,490,673. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $654,062. Also does not include open swap agreements with net unrealized depreciation of $753,454.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities October 31, 2024

Assets:
Investments in securities, at value (cost $765,689,826) (Including $11,243,189 for securities loaned)	$760,724,108
Investments in affiliates, at value (cost $71,590,587)	71,418,777
Total investments in securities, at value (cost $837,280,413)	832,142,885
Unrealized appreciation on open foreign currency forward exchange contracts	1,204,799
Cash (including foreign currency valued at $479,121 with a cost of $495,701)	2,363,121
Receivable for:
Interest	7,242,875
Investments sold	4,598,586
Variation margin on open futures contracts	2,843,757
Shares of beneficial interest sold	348,818
Dividends from affiliate	206,371
Dividends receivable	124,232
Foreign withholding taxes reclaimed	35,765
Securities lending income	12,559
Prepaid expenses and other assets	111,204
Total Assets	851,234,972
Liabilities:
Payable to Bank	11,650,538
Collateral on securities loaned, at value	11,313,800
Unrealized depreciation on open foreign currency forward exchange contracts	550,737
Due to broker	534,381
Payable for:
Investments purchased	35,820,293
Shares of beneficial interest redeemed	1,780,811
Dividends to shareholders	168,808
Advisory fee	147,907
Transfer and sub transfer agency fees	134,770
Administration fee	53,825
Variation Margin on Swap Agreements	52,769
Trustees' fees	35,459
Distribution fee	23,316
Deferred capital gain country tax	15,478
Accrued expenses and other payables	199,505
Total Liabilities	62,482,397
Net Assets	$788,752,575
Composition of Net Assets:
Paid-in-Capital	$857,363,010
Total Accumulated Loss	(68,610,435)
Net Assets	$788,752,575

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities October 31, 2024

Class A Shares:
Net Assets	$57,291,717
Shares Outstanding (unlimited shares authorized, $0.01 par value)	11,139,076
Net Asset Value Per Share	$5.14
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.31
Class L Shares:
Net Assets	$2,339,488
Shares Outstanding (unlimited shares authorized, $0.01 par value)	455,056
Net Asset Value Per Share	$5.14
Class I Shares:
Net Assets	$455,296,374
Shares Outstanding (unlimited shares authorized, $0.01 par value)	87,201,477
Net Asset Value Per Share	$5.22
Class C Shares:
Net Assets	$11,534,846
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,245,843
Net Asset Value Per Share	$5.14
Class R6 Shares:
Net Assets	$262,278,314
Shares Outstanding (unlimited shares authorized, $0.01 par value)	50,209,620
Net Asset Value Per Share	$5.22
Class IR Shares:
Net Assets	$11,836
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,266
Net Asset Value Per Share	$5.22

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2024

Net Investment Income: Income
Interest (net of $35,557 foreign withholding tax)	$42,291,372
Dividends from affiliates (Note 7)	2,271,032
Dividends	1,164,367
Income from securities loaned - net	147,121
Total Income	45,873,892
Expenses
Advisory fee (Note 4)	2,561,059
Administration fee (Note 4)	640,265
Sub transfer agency fees and expenses (Class A)	47,053
Sub transfer agency fees and expenses (Class L)	1,617
Sub transfer agency fees and expenses (Class I)	558,154
Sub transfer agency fees and expenses (Class C)	7,306
Distribution fee (Class A) (Note 5)	137,346
Distribution fee (Class L) (Note 5)	12,089
Distribution fee (Class C) (Note 5)	130,985
Professional fees	253,039
Custodian fees (Note 8)	184,501
Registration fees	174,620
Shareholder reports and notices	60,046
Transfer agency fees and expenses (Class A) (Note 6)	11,383
Transfer agency fees and expenses (Class L) (Note 6)	3,641
Transfer agency fees and expenses (Class I) (Note 6)	16,795
Transfer agency fees and expenses (Class C) (Note 6)	7,130
Transfer agency fees and expenses (Class R6) (Note 6)	3,089
Transfer agency fees and expenses (Class IR) (Note 6)	2,120
Trustees' fees and expenses	15,324
Other	76,636
Total Expenses	4,904,198
Less: reimbursement of transfer agency and sub transfer agency fees (Note 4)	(153,815)
Less: rebate from Morgan Stanley affiliates (Note 7)	(99,049)
Less: reimbursement of class specific expenses (Class I) (Note 4)	(76,297)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(2,120)
Net Expenses	4,572,917
Net Investment Income	41,300,975

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2024

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $13,163 of Capital Gain Country Tax)	$(1,432,520)
Investments in affiliates (Note 7)	(39,105)
Foreign currency forward exchange contracts	5,356,238
Foreign currency transaction	(428,068)
Futures contracts	2,103,875
Swap agreements	(907,524)
Net Realized Gain	4,652,896
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of increase in deferred capital gain country tax of $15,478)	54,416,243
Investments in affiliates (Note 7)	(171,810)
Foreign currency forward exchange contracts	(8,222,310)
Foreign currency translation	(11,120)
Futures contracts	(2,918,058)
Swap agreements	(753,454)
Net Change in Unrealized Appreciation (Depreciation)	42,339,491
Net Gain	46,992,387
Net Increase in Net Assets Resulting from Operations	$88,293,362

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2024	FOR THE YEAR ENDED OCTOBER 31, 2023
Increase (Decrease) in Net Assets: Operations:
Net investment income	$41,300,975	$36,461,364
Net realized gain (loss)	4,652,896	(46,594,903)
Net change in unrealized appreciation (depreciation)	42,339,491	42,915,531
Net Increase in Net Assets Resulting from Operations	88,293,362	32,781,992
Dividends and Distributions to Shareholders:
Class A	(2,432,366)	(3,080,911)
Class L	(96,973)	(136,463)
Class I	(21,098,941)	(28,017,165)
Class C	(474,674)	(753,930)
Class R6	(11,630,275)	(10,979,191)
Class IR	(524)	(603)
Paid-In-Capital:
Class A	(407,229)	(557,659)
Class L	(17,644)	(27,839)
Class I	(3,950,928)	(4,514,977)
Class C	(89,401)	(164,298)
Class R6	(2,031,880)	(1,705,062)
Class IR	(91)	(95)
Total Dividends and Distributions to Shareholders	(42,230,926)	(49,938,193)
Net increase (decrease) from transactions in shares of beneficial interest	(23,297,253)	93,434,050
Net Increase	22,765,183	76,277,849
Net Assets:
Beginning of period	765,987,392	689,709,543
End of Period	$788,752,575	$765,987,392

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies Investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these

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circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the

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NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned, net of applicable withholding taxes.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Sub Transfer Agency and Co-Transfer Agency fees.

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E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is

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marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2024:

GROSS AMOUNT NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$11,243,189	(a)	$—	$(11,243,189	)(b)(c)	$0

(a)  Represents market value of loaned securities at year end.

(b)  The Fund received cash collateral of $11,313,800, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $181,820 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Financial Accounting Standards Board ("FASB") ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

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The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of October 31, 2024:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$10,791,125	$—	$—	$—	$10,791,125
Investment Company	522,675	—	—	—	522,675
Total Borrowings	$11,313,800	$—	$—	$—	$11,313,800
Gross amount of recognized liabilities for securities lending transactions					$11,313,800

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair

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value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$298,710,239	$—	$298,710,239
Sovereign	—	60,140,978	—	60,140,978
Agency Fixed Rate Mortgages	—	42,913,589	—	42,913,589
Asset-Backed Securities	—	98,038,843	—	98,038,843
Collateralized Mortgage Obligations — Agency Collateral Series	—	86,499	—	86,499
Commercial Mortgage-Backed Securities	—	33,997,753	—	33,997,753
Mortgages — Other	—	152,792,084	—	152,792,084
Senior Loan Interests	—	3,375,000	—	3,375,000
Supranational	—	5,335,251	—	5,335,251
Total Fixed Income Securities	—	695,390,236	—	695,390,236

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INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Investment Company	$17,889,000	$—	$—	$17,889,000
Short-Term Investments
U.S. Treasury Securities	—	65,333,872	—	65,333,872
Investment Company	53,529,777	—	—	53,529,777
Total Short-Term Investments	53,529,777	65,333,872	—	118,863,649
Foreign Currency Forward Exchange Contracts	—	1,204,799	—	1,204,799
Futures Contracts	1,446,849	—	—	1,446,849
Total Assets	72,865,626	761,928,907	—	834,794,533
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(550,737)	—	(550,737)
Futures Contracts	(4,937,522)	—	—	(4,937,522)
Centrally Cleared Interest Rate Swap Agreements	—	(753,454)	—	(753,454)
Total Liabilities	(4,937,522)	(1,304,191)	—	(6,241,713)
Total	$67,928,104	$760,624,716	$—	$828,552,820

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different

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from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund

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records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and

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exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk as of the date of the statement of assets and liabilities, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

If applicable, the current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance

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risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2024:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$1,446,849	(a)	Variation margin on open futures contracts	$(4,937,522	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	1,204,799		Unrealized depreciation on open foreign currency forward exchange contracts	(550,737)
Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(753,454	)(a)
		$2,651,648			$(6,241,713)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2024 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$2,103,875	$—	$(698,006)
Currency Risk	—	5,356,238	—
Credit Risk	—	—	(209,518)
Total	$2,103,875	$5,356,238	$(907,524)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(2,918,058)	$—	$(753,454)
Currency Risk	—	(8,222,310)	—
Total	$(2,918,058)	$(8,222,310)	$(753,454)

At October 31, 2024, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)
Foreign Currency Forward Exchange Contracts	$1,204,799	$(550,737)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, over-the-counter ("OTC") derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These

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Notes to Financial Statements  ◼  October 31, 2024 continued

Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2024:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(a)	NET AMOUNT (NOT LESS THAN $0)
Australia & New Zealand Banking Group Ltd.	$256,468	$—	$—	$256,468
Bank of America NA	107,425	—	—	107,425
Barclays Bank PLC	24,141	—	—	24,141
BNP Paribas SA	39,115	(39,115)	—	0
Citibank NA	206,007	(6,929)	(199,078)	0
Credit Agricole CIB	8,110	—	—	8,110
Goldman Sachs International	11,496	—	—	11,496
HSBC Bank PLC	253	(253)	—	0
JPMorgan Chase Bank NA	4,706	(4,706)	—	0
Royal Bank of Canada	535,366	(8,844)	(260,000)	266,522
Standard Chartered Bank	11,712	—	—	11,712
Total	$1,204,799	$(59,847)	$(459,078)	$685,874

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNP Paribas SA	$200,251	$(39,115)	$—	$161,136
Citibank NA	6,929	(6,929)	—	0
HSBC Bank PLC	487	(253)	—	234
JPMorgan Chase Bank NA	40,245	(4,706)	—	35,539
Royal Bank of Canada	8,844	(8,844)	—	0
State Street Bank and Trust Co.	13,888	—	—	13,888
UBS AG	54,514	—	—	54,514
Westpac Banking Corp.	225,579	—	—	225,579
Total	$550,737	$(59,847)	$—	$490,890

(a)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended October 31, 2024, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$388,962,240
Futures Contracts:
Average monthly notional value	$262,508,880
Swap Agreements:
Average monthly notional amount	$49,645,997

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class R6 and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2024, $78,417 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency and sub transfer agency fees. This was reflected as "reimbursement of transfer agency and sub transfer agency fees" in the Statement of Operations.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year. For the year ended October 31, 2024, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2024, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $3,806, and received $11,067 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended October 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees and expenses" in the Statement of Operations, amounted to $4,399.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2024, aggregated $1,126,761,050 and $1,137,721,032, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $525,855,762 and $503,998,473, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2024, advisory fees paid were reduced by $37,492 relating to the Fund's investment in the Liquidity Fund.

The Fund invests in Eaton Vance Floating-Rate ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the year ended October 31, 2024, advisory fees paid were reduced by $61,557 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

A summary of the Fund's transactions in shares of affiliated investments during the year ended October 31, 2024 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2023	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE OCTOBER 31, 2024
Liquidity Fund	$42,959,125	$603,106,917	$592,536,265	$1,317,694	$—	$—	$53,529,777
Eaton Vance Floating-Rate ETF	—	22,228,050	4,128,135	953,338	(39,105)	(171,810)	17,889,000
Total	$42,959,125	$625,334,967	$596,664,400	$2,271,032	$(39,105)	$(171,810)	$71,418,777

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2024, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $1,713. At October 31, 2024, the Fund had an accrued pension liability of $35,459, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2024		FOR THE YEAR ENDED OCTOBER 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,526,327	$12,856,305	1,908,907	$9,504,861
Reinvestment of dividends	525,898	2,681,367	678,885	3,366,760
Redeemed	(2,511,036)	(12,791,519)	(4,311,416)	(21,499,518)
Net increase (decrease) — Class A	541,189	2,746,153	(1,723,624)	(8,627,897)
CLASS L SHARES
Exchanged	2	10	—	—
Reinvestment of dividends	20,992	106,982	31,205	154,669
Redeemed	(62,302)	(317,158)	(169,841)	(846,027)
Net decrease — Class L	(41,308)	(210,166)	(138,636)	(691,358)
CLASS I SHARES
Sold	23,229,035	119,731,833	51,083,342	259,258,139
Reinvestment of dividends	4,483,699	23,193,703	5,895,897	29,652,612
Redeemed	(37,260,470)	(192,449,962)	(43,570,486)	(220,080,952)
Net increase (decrease) — Class I	(9,547,736)	(49,524,426)	13,408,753	68,829,799
CLASS C SHARES
Sold	123,456	621,836	260,505	1,290,303
Reinvestment of dividends	102,304	520,940	170,713	845,781
Redeemed	(848,613)	(4,324,924)	(1,183,662)	(5,888,470)
Net decrease — Class C	(622,853)	(3,182,148)	(752,444)	(3,752,386)
CLASS R6 SHARES
Sold	2,912,870	14,680,959	6,680,552	33,118,530
Reinvestment of dividends	2,638,655	13,662,155	2,522,755	12,684,253
Redeemed	(279,935)	(1,470,395)	(1,598,579)	(8,127,589)
Net increase — Class R6	5,271,590	26,872,719	7,604,728	37,675,194
CLASS IR SHARES
Reinvestment of dividends	119	615	139	698
Net increase (decrease) in Fund	(4,398,999)	$(23,297,253)	18,398,916	$93,434,050

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 DISTRIBUTIONS PAID FROM:		2023 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	PAID-IN- CAPITAL	ORDINARY INCOME	PAID-IN- CAPITAL
$35,733,753	$6,497,173	$42,968,263	$6,969,930

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

At October 31, 2024, the Fund had no distributable earnings on a tax basis.

At October 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $19,688,540 and $40,446,171, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended October 31, 2024, the Fund did not have any borrowings under the Facility.

12. Other

At October 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 66.2%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ◼  October 31, 2024 continued

significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

14. LIBOR Discontinuance or Unavailability Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as the London Interbank Offered Rates (collectively, "LIBOR"), Euro Interbank Offered Rate, Secured Overnight Financing Rate ("SOFR") and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and was widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of most LIBOR settings has ceased. However, the publication of certain other LIBORs will continue to be published on a temporary, synthetic and non-representative basis (e.g., the 1-month, 3-month, and 6-month USD LIBOR settings which are expected to be continued to be published until the end of September 2024). As these synthetic LIBOR settings are expected to be published for a limited period of time and are considered non-representative of the underlying market, regulators have advised that these settings should be used only in limited circumstances. Various financial industry groups have been planning for the transition from LIBOR and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the SOFR, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments).There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR. These developments could negatively impact financial markets in general and present heightened risks, including with respect to the Fund's investments. As a result of the uncertainty and developments relating to the transition process, performance, price volatility, liquidity and value of the Fund and its assets may be adversely affected.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.86		$4.97		$5.68		$5.70		$5.73
Income (loss) from investment operations:
Net investment income(1)	0.25		0.23		0.17		0.14		0.15
Net realized and unrealized gain (loss)	0.29		(0.02)		(0.67)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.54		0.21		(0.50)		0.13		0.15
Less distributions from:
Net investment income	(0.22)		(0.27)		(0.21)		(0.14)		(0.18)
Net realized gain	—		—		—		(0.01)		—
Paid-in-capital	(0.04)		(0.05)		—		—		—
Total distributions	(0.26)		(0.32)		(0.21)		(0.15)		(0.18)
Net asset value, end of period	$5.14		$4.86		$4.97		$5.68		$5.70
Total Return	11.31	%(3)(4)	4.26	%(4)	(8.91	)%(4)	2.26	%(5)	2.79	%(5)
Ratios to Average Net Assets:
Net expenses	0.82	%(6)(7)	0.85	%(6)	0.83	%(6)	0.83	%(6)	0.82	%(6)
Net expenses excluding interest expenses	N/A		N/A	(6)	0.83	%(6)	N/A		0.82	%(6)
Net investment income	4.91	%(6)(7)	4.56	%(6)	3.18	%(6)	2.52	%(6)	2.71	%(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$57,292		$51,476		$61,181		$92,889		$112,310
Portfolio turnover rate	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class A shares.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.84%	4.89%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.86		$4.96		$5.68		$5.70		$5.73
Income (loss) from investment operations:
Net investment income(1)	0.23		0.21		0.15		0.13		0.14
Net realized and unrealized gain (loss)	0.29		(0.01)		(0.67)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.52		0.20		(0.52)		0.12		0.14
Less distributions from:
Net investment income	(0.20)		(0.25)		(0.20)		(0.13)		(0.17)
Net realized gain	—		—		—		(0.01)		—
Paid-in-capital	(0.04)		(0.05)		—		—		—
Total distributions	(0.24)		(0.30)		(0.20)		(0.14)		(0.17)
Net asset value, end of period	$5.14		$4.86		$4.96		$5.68		$5.70
Total Return	10.91	%(3)(4)	4.09	%(3)	(9.37	)%(3)	1.96	%(5)	2.53	%(5)
Ratios to Average Net Assets:
Net expenses	1.18	%(6)(7)	1.22	%(6)	1.14	%(6)	1.12	%(6)	1.07	%(6)
Net expenses excluding interest expenses	N/A		N/A		1.14	%(6)	N/A		1.07	%(6)
Net investment income	4.55	%(6)(7)	4.19	%(6)	2.90	%(6)	2.23	%(6)	2.47	%(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$2,339		$2,410		$3,152		$4,125		$4,667
Portfolio turnover rate	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class L shares.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.20%	4.53%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.93		$5.03		$5.75		$5.77		$5.80
Income (loss) from investment operations:
Net investment income(1)	0.27		0.24		0.19		0.16		0.17
Net realized and unrealized gain (loss)	0.29		(0.01)		(0.68)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.56		0.23		(0.49)		0.15		0.17
Less distributions from:
Net investment income	(0.23)		(0.28)		(0.23)		(0.16)		(0.20)
Net realized gain	—		—		—		(0.01)		—
Paid-in-capital	(0.04)		(0.05)		—		—		—
Total distributions	(0.27)		(0.33)		(0.23)		(0.17)		(0.20)
Net asset value, end of period	$5.22		$4.93		$5.03		$5.75		$5.77
Total Return	11.63	%(3)(4)	4.68	%(3)	(8.74	)%(3)	2.51	%(5)	3.03	%(5)
Ratios to Average Net Assets:
Net expenses	0.57	%(6)(7)(8)	0.59	%(6)	0.56	%(6)	0.55	%(6)	0.55	%(6)
Net expenses excluding interest expenses	N/A		N/A	(6)	0.56	%(6)	N/A		0.55	%(6)
Net investment income	5.16	%(6)(7)(8)	4.82	%(6)	3.42	%(6)	2.79	%(6)	2.97	%(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(9)	0.00	%(9)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$455,296		$476,677		$419,470		$683,692		$635,329
Portfolio turnover rate	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class I shares.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.59%	5.14%

(8)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.62%	5.11%

(9)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.85		$4.96		$5.67		$5.69		$5.72
Income (loss) from investment operations:
Net investment income(1)	0.21		0.19		0.13		0.10		0.11
Net realized and unrealized gain (loss)	0.30		(0.02)		(0.67)		(0.01)		(0.00	)(2)
Total income (loss) from investment operations	0.51		0.17		(0.54)		0.09		0.11
Less distributions from:
Net investment income	(0.18)		(0.23)		(0.17)		(0.10)		(0.14)
Net realized gain	—		—		—		(0.01)		—
Paid-in-capital	(0.04)		(0.05)		—		—		—
Total distributions	(0.22)		(0.28)		(0.17)		(0.11)		(0.14)
Net asset value, end of period	$5.14		$4.85		$4.96		$5.67		$5.69
Total Return	10.70	%(3)(4)	3.47	%(4)	(9.61	)%(4)	1.52	%(5)	2.05	%(5)
Ratios to Average Net Assets:
Net expenses	1.57	%(6)(7)	1.61	%(6)	1.57	%(6)	1.56	%(6)	1.55	%(6)
Net expenses excluding interest expenses	N/A		N/A	(6)	1.57	%(6)	N/A		1.55	%(6)
Net investment income	4.16	%(6)(7)	3.80	%(6)	2.43	%(6)	1.79	%(6)	1.98	%(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$11,535		$13,914		$17,957		$28,359		$32,395
Portfolio turnover rate	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class C shares.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	1.59%	4.14%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class R6 Shares*
Selected Per Share Data:
Net asset value, beginning of period	$4.93		$5.03		$5.75		$5.77		$5.80
Income (loss) from investment operations:
Net investment income(1)	0.27		0.25		0.19		0.17		0.17
Net realized and unrealized gain (loss)	0.30		(0.01)		(0.68)		(0.02)		(0.00	)(2)
Total income (loss) from investment operations	0.57		0.24		(0.49)		0.15		0.17
Less distributions from:
Net investment income	(0.24)		(0.29)		(0.23)		(0.16)		(0.20)
Net realized gain	—		—		—		(0.01)		—
Paid-in-capital	(0.04)		(0.05)		—		—		—
Total distributions	(0.28)		(0.34)		(0.23)		(0.17)		(0.20)
Net asset value, end of period	$5.22		$4.93		$5.03		$5.75		$5.77
Total Return	11.74	%(3)(4)	4.78	%(3)	(8.66	)%(3)	2.59	%(5)	3.11	%(5)
Ratios to Average Net Assets:
Net expenses	0.46	%(6)(7)	0.49	%(6)	0.48	%(6)	0.47	%(6)	0.47	%(6)
Net expenses excluding interest expenses	N/A		N/A	(6)	0.48	%(6)	N/A		0.47	%(6)
Net investment income	5.27	%(6)(7)	4.92	%(6)	3.55	%(6)	2.87	%(6)	3.07	%(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$262,278		$221,499		$187,940		$237,872		$189,052
Portfolio turnover rate	155%		118%		62%		115%		106%

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class R6 shares.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class R6 shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.48%	5.25%

(8)  Amount is less than 0.005%.
See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2024		2023		2022		2021		2020
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$4.93		$5.03		$5.75		$5.77		$5.81
Income (loss) from investment operations:
Net investment income(1)	0.27		0.25		0.18		0.16		0.17
Net realized and unrealized gain (loss)	0.30		(0.01)		(0.67)		(0.01)		(0.01)
Total income (loss) from investment operations	0.57		0.24		(0.49)		0.15		0.16
Less distributions from:
Net investment income	(0.24)		(0.29)		(0.23)		(0.16)		(0.20)
Net realized gain	—		—		—		(0.01)		—
Paid-in-capital	(0.04)		(0.05)		—		—		—
Total distributions	(0.28)		(0.34)		(0.23)		(0.17)		(0.20)
Net asset value, end of period	$5.22		$4.93		$5.03		$5.75		$5.77
Total Return	11.74	%(2)(3)	4.78	%(2)	(8.66	)%(2)	2.59	%(4)	2.93	%(4)
Ratios to Average Net Assets:
Net expenses	0.46	%(5)(6)(7)	0.49	%(5)(6)	0.48	%(5)(6)	0.47	%(5)(6)	0.47	%(5)(6)
Net expenses excluding interest expenses	N/A		N/A	(5)(6)	0.48	%(5)(6)	N/A		0.47	%(5)(6)
Net investment income	5.27	%(5)(6)(7)	4.92	%(5)(6)	3.32	%(5)(6)	2.74	%(5)(6)	2.97	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.00	%(8)	0.00	%(8)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$12		$11		$10		$11		$11
Portfolio turnover rate	155%		118%		62%		115%		106%

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Refer to Note 4 in the Notes to Financial Statements for discussion of prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class IR shares.

(4)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2024	19.12%	(13.39)%
October 31, 2023	20.67	(15.26)
October 31, 2022	18.79	(14.99)
October 31, 2021	19.14	(15.93)
October 31, 2020	19.09	(15.65)

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class IR shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2024	0.48%	5.25%

(8)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Fixed Income Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund"), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 23, 2024

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Fixed Income Opportunities Fund

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended October 31, 2024.

The Fund designated $23,343,493 of its distributions paid as qualified interest income.

The Fund designated $35,733,753 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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(This page has been left blank intentionally.)

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2024 Morgan Stanley

DINAX-NCSR 10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	December 17, 2024

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 17, 2024